Label	Element	Value
(PIMCO All Asset Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management (collectively, "Underlying PIMCO Funds"). As used in the investment objective, "real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and "real capital" equals capital less the estimated cost of inflation measured by the change in an official inflation measure. In addition to investing in Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.
The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.
Investments in Underlying PIMCO Funds. The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.
Asset Allocation Investment Process. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, the Fund's asset allocation sub-adviser considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund's portfolio managers. The quantitative data and qualitative inputs considered include (but are not limited to) macroeconomic data relating to U.S. and foreign economies (such as economic growth measures, inflation measures, production and consumption measures, trade figures, fiscal policies and monetary policies) and financial market data relating to U.S. and foreign asset classes (such as yield levels, income growth rates, valuation measures, credit and default risk measures and financial statement data). These data points are primarily used as inputs to a series of quantitative models, which collectively enable the asset allocation sub-adviser to construct multiple optimized model portfolios for consideration in determining the Fund's actual allocation and trading approach. These include models relating to capital markets expectations, macroeconomic regimes, risk regimes, factor analysis of Underlying PIMCO Funds and portfolio construction. Multiple model portfolios are constructed, each optimized to different return and risk parameters, so that the portfolio managers can assess the implications, attributes and tradeoffs of different asset allocation approaches in determining the final allocation and trading decisions, in seeking to achieve the objectives of the Fund.
In addition to these quantitative and model-driven considerations, which comprise a majority of the asset allocation investment process, the portfolio managers also may consider various qualitative inputs in refining their final allocation and trading decisions. These may include qualitative macroeconomic and financial market views held by the asset allocation sub-adviser and PIMCO, as well as subjective assessments of liquidity risk, risk premia attractiveness, expected net flows into the Fund and investor behavioral factors.
The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMCO Funds based on the asset allocation sub-adviser's ongoing analyses of the absolute and relative attractiveness of the asset class and other investment exposures represented in each. These include (but are not limited to) exposures relating to U.S. and foreign equity, fixed income, currency and commodity markets, as well as idiosyncratic exposures of specific companies, countries, issuers or risk premia. While these analyses are updated and reviewed frequently, material shifts in asset allocation positioning are typically staged over longer periods of time, which reflects multiple considerations including market momentum, seeking best trading execution and monitoring portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Principal Risks of the Fund
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Fund of Funds Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives
Certain principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
Certain Principal Risks of Underlying PIMCO Funds
As used in the risk disclosures below, the term "Fund" refers to one or more Underlying PIMCO Funds.
Market Trading Risk: the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange's trading or listing requirements, or that such Fund's shares trade at prices other than the Fund's net asset value
Municipal Project-Specific Risk: the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Municipal Bond Risk: the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") to pay interest or repay principal
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Model Risk: the risk that the Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk: the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund's use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by the I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Bloomberg Barclays U.S. TIPS 1-10 Year Index.
The Bloomberg Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -5.72%. For the periods shown in the bar chart, the highest quarterly return was 6.93% in the Q3 2010, and the lowest quarterly return was -8.57% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by the I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO All Asset Fund) | Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	2.57%
(PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(PIMCO All Asset Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	3.77%
(PIMCO All Asset Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.225%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.335%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.185%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,594
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	2.44%
Annual Return 2012	rr_AnnualReturn2012	15.44%
Annual Return 2013	rr_AnnualReturn2013	0.77%
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(8.72%)
Annual Return 2016	rr_AnnualReturn2016	13.34%
Annual Return 2017	rr_AnnualReturn2017	13.98%
Annual Return 2018	rr_AnnualReturn2018	(4.98%)
Annual Return 2019	rr_AnnualReturn2019	12.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -5.72%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.72%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.93% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.57% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	5.55%
(PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[5]
(PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.24%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.42%	[5]
(PIMCO All Asset Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.325%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.435%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.285%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,706
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	5.45%
(PIMCO All Asset Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.535%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.335%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,812
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	5.40%
(PIMCO All Asset Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.225%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.585%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.435%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,871
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	5.29%
(PIMCO All Asset Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.785%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.635%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 535
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,384
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	535
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,292
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,384
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	4.63%
(PIMCO All Asset Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.535%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.385%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 342
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,859
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	4.25%
(PIMCO All Asset Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.425%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.035%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.885%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,352
1 Year	rr_AverageAnnualReturnYear01	11.44%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	4.77%
(PIMCO All Asset All Authority Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management (collectively, "Underlying PIMCO Funds"). As used in the investment objective, "real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and "real capital" equals capital less the estimated cost of inflation measured by the change in an official inflation measure. In addition to investing in Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.
The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.
Investments in Underlying PIMCO Funds. The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the Short Strategy Underlying PIMCO Funds) normally will not exceed 66⅔% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.
Asset Allocation Investment Process. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, the Fund's asset allocation sub-adviser considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund's portfolio managers. The quantitative data and qualitative inputs considered include (but are not limited to) macroeconomic data relating to U.S. and foreign economies (such as economic growth measures, inflation measures, production and consumption measures, trade figures, fiscal policies and monetary policies) and financial market data relating to U.S. and foreign asset classes (such as yield levels, income growth rates, valuation measures, credit and default risk measures and financial statement data). These data points are primarily used as inputs to a series of quantitative models, which collectively enable the asset allocation sub-adviser to construct multiple optimized model portfolios for consideration in determining the Fund's actual allocation and trading approach. These include models relating to capital markets expectations, macroeconomic regimes, risk regimes, factor analysis of Underlying PIMCO Funds and portfolio construction. Multiple model portfolios are constructed, each optimized to different return and risk parameters, so that the portfolio managers can assess the implications, attributes and tradeoffs of different asset allocation approaches in determining the final allocation and trading decisions, in seeking to achieve the objectives of the Fund.
In addition to these quantitative and model-driven considerations, which comprise a majority of the asset allocation investment process, the portfolio managers also may consider various qualitative inputs in refining their final allocation and trading decisions. These may include qualitative macroeconomic and financial market views held by the asset allocation sub-adviser and PIMCO, as well as subjective assessments of liquidity risk, risk premia attractiveness, expected net flows into the Fund and investor behavioral factors.
The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMCO Funds based on the asset allocation sub-adviser's ongoing analyses of the absolute and relative attractiveness of the asset class and other investment exposures represented in each. These include (but are not limited to) exposures relating to U.S. and foreign equity, fixed income, currency and commodity markets, as well as idiosyncratic exposures of specific companies, countries, issuers or risk premia. While these analyses are updated and reviewed frequently, material shifts in asset allocation positioning are typically staged over longer periods of time, which reflects multiple considerations including market momentum, seeking best trading execution and monitoring portfolio turnover.
Borrowing for Investment Purposes. The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33⅓% of total assets. If at any time the Fund's borrowings exceed this 33⅓% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Principal Risks of the Fund
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Fund of Funds Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives
Leveraging Risk: the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Certain principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
Certain Principal Risks of Underlying PIMCO Funds
As used in the risk disclosures below, the term "Fund" refers to one or more Underlying PIMCO Funds.
Market Trading Risk: the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange's trading or listing requirements, or that such Fund's shares trade at prices other than the Fund's net asset value
Municipal Project-Specific Risk: the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Municipal Bond Risk: the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") to pay interest or repay principal
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Model Risk: the risk that the Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund. Also, to the extent the Fund seeks to gain negative exposure to an asset class such as equities, such exposure may create the potential for losses should those asset classes deliver positive returns
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
Tracking Error Risk: the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund's use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index
Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective October 1, 2019, the Fund's primary benchmark is the Bloomberg Barclays U.S. TIPS Index. The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities ("TIPS") rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $500 million par amount outstanding. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to October 1, 2019, the Fund's primary benchmark was the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark, the secondary benchmark, is created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI"). The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -8.78%. For the periods shown in the bar chart, the highest quarterly return was 7.00% in the Q3 2012, and the lowest quarterly return was -10.03% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO All Asset All Authority Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	3.36%
(PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	8.25%
(PIMCO All Asset All Authority Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	3.77%
(PIMCO All Asset All Authority Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.99%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,386
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	3.01%
Annual Return 2012	rr_AnnualReturn2012	17.66%
Annual Return 2013	rr_AnnualReturn2013	(5.47%)
Annual Return 2014	rr_AnnualReturn2014	(2.35%)
Annual Return 2015	rr_AnnualReturn2015	(11.73%)
Annual Return 2016	rr_AnnualReturn2016	13.73%
Annual Return 2017	rr_AnnualReturn2017	12.04%
Annual Return 2018	rr_AnnualReturn2018	(6.14%)
Annual Return 2019	rr_AnnualReturn2019	7.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -8.78%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.78%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.00% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.03% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.47%
(PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.41%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.67%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.25%	[5]
(PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.55%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.75%	[5]
(PIMCO All Asset All Authority Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.09%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,479
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.37%
(PIMCO All Asset All Authority Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.14%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,567
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	3.29%
(PIMCO All Asset All Authority Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.24%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,616
(PIMCO All Asset All Authority Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.44%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 878
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	878
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,565
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,273
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,136
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	2.60%
(PIMCO All Asset All Authority Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4],[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.19%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	421
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,172
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,432
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	2.23%
(PIMCO Global Core Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate Index (USD Hedged).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 511% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	511.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").
The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®). To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).
Asset Allocations. The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its net assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). For the purposes of the above limitation, equity positions will be calculated on a net basis, meaning if short equity-related positions are held, they will be netted against long positions. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including exposure to commodity-related investments obtained through investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and investment in the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
Asset Allocation Investment Process. The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.
The first step of the investment process is to determine the target asset allocation. PIMCO then considers incorporating relative value and risk hedging strategies. Relative value strategies may seek to improve the portfolio's risk-adjusted return potential. Risk hedging strategies may seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.
Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
The following risks are principal risks of investing in the Fund.
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
New Fund Risk: the risk that a new fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies
Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary broad-based securities market index is the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Barclays Global Aggregate USD Hedged Index. The 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Barclays Global Aggregate USD Hedged Index is a blended index. The MSCI All Country World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of a group of country indexes comprising developed and emerging market indexes. The Bloomberg Barclays Global Aggregate Index (USD Hedged) provides a broad-based measure of the global investment-grade fixed income markets.
Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.71%. For the periods shown in the bar chart, the highest quarterly return was 10.59% in the Q3 2010, and the lowest quarterly return was -8.30% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Global Core Asset Allocation Fund) | 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Barclays Global Aggregate USD Hedged Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.18%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	7.13%
(PIMCO Global Core Asset Allocation Fund) | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	8.79%
(PIMCO Global Core Asset Allocation Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	3.77%
(PIMCO Global Core Asset Allocation Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,000
Annual Return 2010	rr_AnnualReturn2010	12.35%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Annual Return 2012	rr_AnnualReturn2012	9.60%
Annual Return 2013	rr_AnnualReturn2013	(8.39%)
Annual Return 2014	rr_AnnualReturn2014	7.70%
Annual Return 2015	rr_AnnualReturn2015	(0.27%)
Annual Return 2016	rr_AnnualReturn2016	4.57%
Annual Return 2017	rr_AnnualReturn2017	14.78%
Annual Return 2018	rr_AnnualReturn2018	(5.15%)
Annual Return 2019	rr_AnnualReturn2019	15.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.71%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.71%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 10.59% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.30% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	4.63%
(PIMCO Global Core Asset Allocation Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.22%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.64%	[5]
(PIMCO Global Core Asset Allocation Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.13%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.23%	[5]
(PIMCO Global Core Asset Allocation Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.58%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,108
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	4.53%
(PIMCO Global Core Asset Allocation Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.93%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 735
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	735
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,168
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,626
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,889
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	3.66%
(PIMCO Global Core Asset Allocation Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.68%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,217
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,217
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	3.28%
(PIMCO Multi-Strategy Alternative Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in multiple alternative strategies, which may be represented by a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards or derivatives, such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.
The Fund will invest at least 75% of its net assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management, or shares of any funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds"), and may also invest in other affiliated and unaffiliated funds (collectively, "Acquired Funds"). Alternative strategies may be represented by, but not limited to, the following Underlying PIMCO Funds: PIMCO Dynamic Bond Fund, PIMCO Credit Opportunities Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, and PIMCO TRENDS Managed Futures Strategy Fund. The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its net assets. Allocation of the Fund's assets among Acquired Funds, securities, instruments and other investments is determined, in part, on the basis of quantitative methods. The allocations indicated by such quantitative methods remain subject to portfolio manager discretion. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds.
The Fund may obtain exposure to four separate stock portfolios: RAE US Large Model Portfolio, RAE Low Volatility US Model Portfolio, RAE Low Volatility Emerging Markets Model Portfolio and RAE Low Volatility International Model Portfolio (each, a "RAE Model Portfolio," and collectively, the "RAE Model Portfolios"). The stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios.
The Sub-Adviser uses the RAE® ("RAE") methodology for portfolio construction. The RAE® methodology is a rules-based model that applies a non-capitalization method of creating and weighting a model portfolio of equity securities, within a defined market, and seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Model Portfolios, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Model Portfolios by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with the relevant RAE Model Portfolio for purposes of developing equity total return swaps based on that RAE Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the relevant RAE Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE Model Portfolios are proprietary portfolios, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the relevant RAE Model Portfolio.
The Fund may invest up to 25% of its total assets in commodity-related investments (including Underlying PIMCO Funds such as the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®). The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in high yield securities ("junk bonds"). The Fund may invest in securities and instruments that are economically tied to emerging market countries. The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and fixed income swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
The following risks are principal risks of investing in the Fund.
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
New Fund Risk: the risk that a new fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies
Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Volatility Risk: volatility measures the variability in the price of an investment over time. A higher volatility level signifies an investment's value may fluctuate over a larger range within a short period of time, either up or down. Higher volatility levels may indicate heightened risk of losses. Volatility risk is heightened to the extent the Fund invests in volatility-related instruments, such as futures on volatility-related indices
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Privately Issued Mortgage-Related Securities Risk: the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Senior Loan Risk: the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other senior loans or instruments that pay lower interest rates
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Alternative Multi-Strategy Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that seek total returns through the management of several different hedge-like strategies.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -5.62%. For the periods shown in the bar chart, the highest quarterly return was 3.07% in the Q1 2019, and the lowest quarterly return was -2.30% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Multi-Strategy Alternative Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(PIMCO Multi-Strategy Alternative Fund) | Lipper Alternative Multi-Strategy Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(PIMCO Multi-Strategy Alternative Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,109
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,467
Annual Return 2015	rr_AnnualReturn2015	(3.49%)
Annual Return 2016	rr_AnnualReturn2016	7.36%
Annual Return 2017	rr_AnnualReturn2017	4.28%
Annual Return 2018	rr_AnnualReturn2018	(0.53%)
Annual Return 2019	rr_AnnualReturn2019	5.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -5.62%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.62%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.07% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.30% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(PIMCO Multi-Strategy Alternative Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.32%	[16]
5 Years	rr_AverageAnnualReturnYear05	1.44%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014	[16]
(PIMCO Multi-Strategy Alternative Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.18%	[16]
5 Years	rr_AverageAnnualReturnYear05	1.45%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014	[16]
(PIMCO Multi-Strategy Alternative Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,570
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(PIMCO Multi-Strategy Alternative Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 558
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,084
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	558
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,084
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,138
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
(PIMCO Climate Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks optimal risk adjusted returns, consistent with prudent investment management, while giving consideration to long term climate related risks and opportunities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. For the period December 10, 2019 - March 31, 2020, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will normally vary from 2 years to 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests opportunistically in a broad spectrum of climate focused instruments and debt from issuers demonstrating leadership with respect to addressing climate related factors. Given the long term nature of the risks and opportunities presented by climate change and resource depletion, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies.
The Fund's investments ordinarily include labeled and unlabeled "green" bonds, as well as the debt of issuers demonstrating leadership in addressing risk and opportunities around climate related change. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. Unlabeled green bonds or climate-aligned bonds are securities with proceeds used for climate-aligned projects and initiatives but are issued without formal certifications. When considering whether an issuer has demonstrated leadership in addressing risk and opportunities around climate related change, PIMCO may consider a variety of factors, such as whether an issuer provides low carbon solutions, has implemented or prepared a transition plan to a low carbon economy or such other factors that PIMCO may determine are relevant.
When considering an investment, PIMCO may utilize the following resources, among others, to evaluate climate related factors: PIMCO's internal research and scoring process relating to climate factors, third party research and data providers, an issuer's alignment with international commitments deemed relevant by PIMCO (such as the 2016 Paris Agreement on climate change), and/or information made available by the issuer, such as carbon emissions and intensity. In determining the efficacy of an issuer's environmental practices, PIMCO will use its own proprietary assessments of material environmental and climate-oriented issues and may also reference standards as set forth by recognized global organizations, such as entities sponsored by the United Nations.
The Fund may avoid investment in the securities of issuers whose business practices with respect to climate specific factors do not meet criteria established by PIMCO. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their environmental practices or preparations for a low carbon economy. PIMCO's activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications and letters. Through these engagement activities, PIMCO will seek to identify opportunities for a company to improve its climate focused practices and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund has flexibility to invest in securities of issuers whose climate-related practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO's engagement efforts or through the company's own initiatives. The Fund may exclude those issuers that are not receptive to PIMCO's engagement efforts, as determined in PIMCO's sole discretion.
The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the fossil fuel-related sectors, including distribution/retail, equipment and services, extraction and production, petrochemicals, pipelines and transportation and refining, and the production or distribution of coal and coal fired generation. The Fund may invest in the securities of issuers determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. Moreover, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. However, green labeled bonds from issuers involved in fossil fuel-related sectors, as defined above, may be permitted.
The Fund may invest in up to 25% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In the event that ratings and services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
New Fund Risk: the risk that a new fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies
Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares
Climate-Related Investing Risk: the risk that, because the Fund's climate-related investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Climate Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 160
(PIMCO Climate Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192
(PIMCO Climate Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 219
(PIMCO Climate Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	315
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 506
(PIMCO Climate Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 520
(PIMCO Dynamic Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 433% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	433.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the even that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Absolute Return Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions and invest primarily in debt securities. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.87%. For the periods shown in the bar chart, the highest quarterly return was 3.59% in the Q2 2012, and the lowest quarterly return was -3.68% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Dynamic Bond Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	0.85%
(PIMCO Dynamic Bond Fund) | Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	3.11%
(PIMCO Dynamic Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2010	rr_AnnualReturn2010	5.64%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Annual Return 2012	rr_AnnualReturn2012	9.04%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	(2.23%)
Annual Return 2016	rr_AnnualReturn2016	5.77%
Annual Return 2017	rr_AnnualReturn2017	6.40%
Annual Return 2018	rr_AnnualReturn2018	1.97%
Annual Return 2019	rr_AnnualReturn2019	4.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.87%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.59% in the Q2 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.68% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	3.20%
(PIMCO Dynamic Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.67%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.45%	[20]
10 Years	rr_AverageAnnualReturnYear10	1.83%	[20]
(PIMCO Dynamic Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.83%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.68%	[20]
10 Years	rr_AverageAnnualReturnYear10	1.88%	[20]
(PIMCO Dynamic Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	4.70%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.10%
(PIMCO Dynamic Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,278
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	3.14%
(PIMCO Dynamic Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,830
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	2.40%
(PIMCO Dynamic Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.04%
(PIMCO Dynamic Bond Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,791
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.54%
(PIMCO Extended Duration Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 179% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	179.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the FTSE STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of May 31, 2020 was 27.36 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class A shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The FTSE STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the FTSE Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 29.17%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -17.41% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class A shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Extended Duration Fund) | FTSE STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.78%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	10.35%
(PIMCO Extended Duration Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(PIMCO Extended Duration Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Annual Return 2010	rr_AnnualReturn2010	12.85%
Annual Return 2011	rr_AnnualReturn2011	55.81%
Annual Return 2012	rr_AnnualReturn2012	2.89%
Annual Return 2013	rr_AnnualReturn2013	(21.21%)
Annual Return 2014	rr_AnnualReturn2014	45.37%
Annual Return 2015	rr_AnnualReturn2015	(4.11%)
Annual Return 2016	rr_AnnualReturn2016	1.67%
Annual Return 2017	rr_AnnualReturn2017	13.81%
Annual Return 2018	rr_AnnualReturn2018	(4.01%)
Annual Return 2019	rr_AnnualReturn2019	18.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 29.17%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	29.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 52.32% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -17.41% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	18.62%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	10.10%
(PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.47%	[20]
5 Years	rr_AverageAnnualReturnYear05	2.92%	[20]
10 Years	rr_AverageAnnualReturnYear10	7.09%	[20]
(PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.00%	[20]
5 Years	rr_AverageAnnualReturnYear05	2.84%	[20]
10 Years	rr_AverageAnnualReturnYear10	6.85%	[20]
(PIMCO Extended Duration Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
1 Year	rr_AverageAnnualReturnYear01	18.50%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	9.99%
(PIMCO Extended Duration Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,725
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	581
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,725
(PIMCO GNMA and Government Securities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 903% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	903.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA") and of securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 4.35%. For the periods shown in the bar chart, the highest quarterly return was 3.78% in the Q2 2010, and the lowest quarterly return was -2.70% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO GNMA and Government Securities Fund) | Bloomberg Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.21%
(PIMCO GNMA and Government Securities Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	2.70%
(PIMCO GNMA and Government Securities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2010	rr_AnnualReturn2010	7.96%
Annual Return 2011	rr_AnnualReturn2011	8.41%
Annual Return 2012	rr_AnnualReturn2012	3.01%
Annual Return 2013	rr_AnnualReturn2013	(2.37%)
Annual Return 2014	rr_AnnualReturn2014	6.01%
Annual Return 2015	rr_AnnualReturn2015	1.33%
Annual Return 2016	rr_AnnualReturn2016	1.82%
Annual Return 2017	rr_AnnualReturn2017	2.05%
Annual Return 2018	rr_AnnualReturn2018	0.82%
Annual Return 2019	rr_AnnualReturn2019	6.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 4.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.78% in the Q2 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.70% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(PIMCO GNMA and Government Securities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.08%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.25%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.03%	[20]
(PIMCO GNMA and Government Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.86%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.09%	[20]
(PIMCO GNMA and Government Securities Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	3.40%
(PIMCO GNMA and Government Securities Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,255
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.35%
(PIMCO GNMA and Government Securities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,808
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	496
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,025
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,808
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	2.70%
(PIMCO GNMA and Government Securities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,306
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	2.32%
(PIMCO Investment Grade Credit Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 213% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Credit Index, as calculated by PIMCO, which as of May 31, 2020 was 7.82 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Lipper Corporate Debt Funds BBB-Rated Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.04%. For the periods shown in the bar chart, the highest quarterly return was 6.73% in the Q3 2010, and the lowest quarterly return was -4.29% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Investment Grade Credit Bond Fund) | Bloomberg Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.80%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(PIMCO Investment Grade Credit Bond Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(PIMCO Investment Grade Credit Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2010	rr_AnnualReturn2010	11.72%
Annual Return 2011	rr_AnnualReturn2011	6.86%
Annual Return 2012	rr_AnnualReturn2012	14.99%
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Annual Return 2014	rr_AnnualReturn2014	8.76%
Annual Return 2015	rr_AnnualReturn2015	0.28%
Annual Return 2016	rr_AnnualReturn2016	6.99%
Annual Return 2017	rr_AnnualReturn2017	7.95%
Annual Return 2018	rr_AnnualReturn2018	(2.02%)
Annual Return 2019	rr_AnnualReturn2019	14.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.73% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.29% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	6.68%
(PIMCO Investment Grade Credit Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.86%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[20]
10 Years	rr_AverageAnnualReturnYear10	4.26%	[20]
(PIMCO Investment Grade Credit Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.67%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.26%	[20]
10 Years	rr_AverageAnnualReturnYear10	4.23%	[20]
(PIMCO Investment Grade Credit Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	6.58%
(PIMCO Investment Grade Credit Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,278
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	6.52%
(PIMCO Investment Grade Credit Bond Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	6.42%
(PIMCO Investment Grade Credit Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,830
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	5.85%
(PIMCO Investment Grade Credit Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	5.48%
(PIMCO Long Duration Total Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 269% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	269.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of May 31, 2020 was 16.14 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class A shares (September 8, 2017) and Class C shares (January 5, 2018) performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 13.19%. For the periods shown in the bar chart, the highest quarterly return was 11.23% in the Q3 2011, and the lowest quarterly return was -7.98% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class A shares (September 8, 2017) and Class C shares (January 5, 2018) performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Long Duration Total Return Fund) | Bloomberg Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.59%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	7.59%
(PIMCO Long Duration Total Return Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(PIMCO Long Duration Total Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Annual Return 2010	rr_AnnualReturn2010	11.64%
Annual Return 2011	rr_AnnualReturn2011	18.57%
Annual Return 2012	rr_AnnualReturn2012	10.28%
Annual Return 2013	rr_AnnualReturn2013	(8.56%)
Annual Return 2014	rr_AnnualReturn2014	19.02%
Annual Return 2015	rr_AnnualReturn2015	(3.45%)
Annual Return 2016	rr_AnnualReturn2016	7.18%
Annual Return 2017	rr_AnnualReturn2017	12.75%
Annual Return 2018	rr_AnnualReturn2018	(3.86%)
Annual Return 2019	rr_AnnualReturn2019	18.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 13.19%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.19%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.23% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.98% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	7.76%
(PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.35%	[20]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[20]
10 Years	rr_AverageAnnualReturnYear10	5.05%	[20]
(PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.83%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[20]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[20]
(PIMCO Long Duration Total Return Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	18.43%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	7.66%
(PIMCO Long Duration Total Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 519
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,148
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	519
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	822
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,066
1 Year	rr_AverageAnnualReturnYear01	13.67%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	6.93%
(PIMCO Long Duration Total Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,554
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
(PIMCO Long-Term U.S. Government Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.
The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings tot he same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 21.67%. For the periods shown in the bar chart, the highest quarterly return was 22.65% in the Q3 2011, and the lowest quarterly return was -11.95% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Long-Term U.S. Government Fund) | Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.83%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	7.01%
(PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	2.75%
(PIMCO Long-Term U.S. Government Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.475%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.855%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.855%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,174
Annual Return 2010	rr_AnnualReturn2010	12.09%
Annual Return 2011	rr_AnnualReturn2011	28.08%
Annual Return 2012	rr_AnnualReturn2012	5.05%
Annual Return 2013	rr_AnnualReturn2013	(12.72%)
Annual Return 2014	rr_AnnualReturn2014	24.58%
Annual Return 2015	rr_AnnualReturn2015	(2.16%)
Annual Return 2016	rr_AnnualReturn2016	1.39%
Annual Return 2017	rr_AnnualReturn2017	9.07%
Annual Return 2018	rr_AnnualReturn2018	(2.12%)
Annual Return 2019	rr_AnnualReturn2019	13.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 21.67%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 22.65% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -11.95% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	7.01%
(PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.21%	[20]
5 Years	rr_AverageAnnualReturnYear05	(1.71%)	[20]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[20]
(PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.93%	[20]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[20]
(PIMCO Long-Term U.S. Government Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.575%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.955%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.955%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,280
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	6.91%
(PIMCO Long-Term U.S. Government Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.675%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.055%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.005%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,381
(PIMCO Long-Term U.S. Government Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.475%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.105%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.105%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,436
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(PIMCO Long-Term U.S. Government Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.575%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.205%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.205%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 590
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	590
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,819
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	6.23%
(PIMCO Long-Term U.S. Government Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.575%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.955%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.955%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 399
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	299
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	914
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,555
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,275
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	5.85%
(PIMCO Moderate Duration Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class or I-2 shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 374% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	374.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Intermediate Government/Credit Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2020 was 4.07 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. The Lipper Short-Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 5.97%. For the periods shown in the bar chart, the highest quarterly return was 3.64% in the Q3 2010, and the lowest quarterly return was -2.08% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Moderate Duration Fund) | Bloomberg Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.05%
(PIMCO Moderate Duration Fund) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	2.61%
(PIMCO Moderate Duration Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2010	rr_AnnualReturn2010	8.43%
Annual Return 2011	rr_AnnualReturn2011	3.73%
Annual Return 2012	rr_AnnualReturn2012	8.52%
Annual Return 2013	rr_AnnualReturn2013	(0.05%)
Annual Return 2014	rr_AnnualReturn2014	2.86%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	2.37%
Annual Return 2017	rr_AnnualReturn2017	3.28%
Annual Return 2018	rr_AnnualReturn2018	0.56%
Annual Return 2019	rr_AnnualReturn2019	6.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 5.97%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.64% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.08% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.64%
(PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.15%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.25%	[20]
(PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.76%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.28%	[20]
(PIMCO Moderate Duration Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.54%
(PIMCO Mortgage-Backed Securities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 884% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	884.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 3.03%. For the periods shown in the bar chart, the highest quarterly return was 3.81% in the Q1 2010, and the lowest quarterly return was -2.14% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Mortgage-Backed Securities Fund) | Bloomberg Barclays U.S. MBS Fixed-Rate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	3.18%
(PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.28%
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2010	rr_AnnualReturn2010	9.38%
Annual Return 2011	rr_AnnualReturn2011	5.45%
Annual Return 2012	rr_AnnualReturn2012	5.04%
Annual Return 2013	rr_AnnualReturn2013	(1.41%)
Annual Return 2014	rr_AnnualReturn2014	6.25%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	2.58%
Annual Return 2017	rr_AnnualReturn2017	4.38%
Annual Return 2018	rr_AnnualReturn2018	1.31%
Annual Return 2019	rr_AnnualReturn2019	6.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 3.03%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.81% in the Q1 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.14% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	4.07%
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.81%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.92%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.53%	[20]
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.77%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.51%	[20]
(PIMCO Mortgage-Backed Securities Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	6.29%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.97%
(PIMCO Mortgage-Backed Securities Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,162
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.92%
(PIMCO Mortgage-Backed Securities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,720
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.26%
(PIMCO Mortgage-Backed Securities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,222
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.89%
(PIMCO Mortgage Opportunities and Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 727% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	727.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities ("MBS") and private label residential and commercial MBS, and of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") or the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The average portfolio duration of this Fund normally varies from (negative) 1 year to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest up to 50% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO (except such limitation shall not apply to the Fund's investments in mortgage-related securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, options on futures, fixed income swap agreements, credit default swap agreements and other synthetic mortgage-related swap indices, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 10% of its total assets in any combination of mortgage-related or other asset-backed interest-only ("IO"), principal-only ("PO"), or inverse floating rate debt ("inverse floater") securities. The Fund may invest up to 10% of its total assets in mortgage- or real estate-related equity instruments, including preferred securities, common stock, convertible securities and other equity-related instruments. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
Privately Issued Mortgage-Related Securities Risk: the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market.
Lipper Absolute Return Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.20%. For the periods shown in the bar chart, the highest quarterly return was 2.09% in the Q1 2014, and the lowest quarterly return was -1.09% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Mortgage Opportunities and Bond Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,137
Annual Return 2013	rr_AnnualReturn2013	3.45%
Annual Return 2014	rr_AnnualReturn2014	5.25%
Annual Return 2015	rr_AnnualReturn2015	2.69%
Annual Return 2016	rr_AnnualReturn2016	4.92%
Annual Return 2017	rr_AnnualReturn2017	5.49%
Annual Return 2018	rr_AnnualReturn2018	1.55%
Annual Return 2019	rr_AnnualReturn2019	5.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.20%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.09% in the Q1 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.09% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.19%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.06%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012	[30]
(PIMCO Mortgage Opportunities and Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.97%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.16%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012	[30]
(PIMCO Mortgage Opportunities and Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,243
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,344
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 592
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	592
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,043
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,834
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities and Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.22%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 400
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,290
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	300
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,562
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,290
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Strategic Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 345% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	345.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 1 year to positive 5 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may seek to manage capital gain distributions by, among other things, attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable subject to maintenance of the portfolio investment strategy. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when PIMCO believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's broad-based securities market index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in an unmanaged index. The Lipper Absolute Return Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions and invest primarily in debt securities. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
Effective July 30, 2018, certain changes were made to the Fund's principal investment strategies, including reduced exposure to municipal securities, high yield securities ("junk bonds"), securities and instruments that are economically tied to emerging market countries and foreign currencies, and a more constrained duration guideline. The Fund's performance information prior to July 30, 2018 relates only to the Fund's former principal investment strategies.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.53%. For the periods shown in the bar chart, the highest quarterly return was 3.28% in the Q1 2017, and the lowest quarterly return was -3.28% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Strategic Bond Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	0.85%
(PIMCO Strategic Bond Fund) | Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	3.11%	[28]
(PIMCO Strategic Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 709
Annual Return 2010	rr_AnnualReturn2010	1.78%
Annual Return 2011	rr_AnnualReturn2011	0.10%
Annual Return 2012	rr_AnnualReturn2012	7.42%
Annual Return 2013	rr_AnnualReturn2013	(0.95%)
Annual Return 2014	rr_AnnualReturn2014	3.09%
Annual Return 2015	rr_AnnualReturn2015	(1.03%)
Annual Return 2016	rr_AnnualReturn2016	4.50%
Annual Return 2017	rr_AnnualReturn2017	7.86%
Annual Return 2018	rr_AnnualReturn2018	3.56%
Annual Return 2019	rr_AnnualReturn2019	5.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.53%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.28% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.28% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.11%
(PIMCO Strategic Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.81%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.15%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.51%	[20]
(PIMCO Strategic Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.08%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.42%	[20]
(PIMCO Strategic Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 830
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.00%
(PIMCO Strategic Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 465
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,516
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	465
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	886
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,516
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.31%
(PIMCO Strategic Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,026
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	537
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	929
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,026
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	1.98%
(PIMCO Total Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 554% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	554.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of May 31, 2020 was 5.75 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred securities, convertible securities and other equity-related securities.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Core Plus Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 6.16%. For the periods shown in the bar chart, the highest quarterly return was 3.82% in the Q3 2010, and the lowest quarterly return was -3.60% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Total Return Fund) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Total Return Fund) | Lipper Core Plus Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	4.33%
(PIMCO Total Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2010	rr_AnnualReturn2010	8.83%
Annual Return 2011	rr_AnnualReturn2011	4.16%
Annual Return 2012	rr_AnnualReturn2012	10.36%
Annual Return 2013	rr_AnnualReturn2013	(1.92%)
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	0.73%
Annual Return 2016	rr_AnnualReturn2016	2.60%
Annual Return 2017	rr_AnnualReturn2017	5.13%
Annual Return 2018	rr_AnnualReturn2018	(0.26%)
Annual Return 2019	rr_AnnualReturn2019	8.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 6.16%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.82% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.60% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	4.18%
(PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.56%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.74%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.49%	[20]
(PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.87%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.86%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[20]
(PIMCO Total Return Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	4.08%
(PIMCO Total Return Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,103
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	4.03%
(PIMCO Total Return Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	3.92%
(PIMCO Total Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	477
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,598
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.39%
(PIMCO Total Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.01%
(PIMCO Total Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[33]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.52%
(PIMCO Total Return Fund II)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 607% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	607.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2020 was 5.75 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Core Plus Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 6.40%. For the periods shown in the bar chart, the highest quarterly return was 3.51% in the Q2 2010, and the lowest quarterly return was -3.30% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Total Return Fund II) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Total Return Fund II) | Lipper Core Plus Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	4.33%
(PIMCO Total Return Fund II) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2010	rr_AnnualReturn2010	7.73%
Annual Return 2011	rr_AnnualReturn2011	4.50%
Annual Return 2012	rr_AnnualReturn2012	8.17%
Annual Return 2013	rr_AnnualReturn2013	(2.17%)
Annual Return 2014	rr_AnnualReturn2014	4.32%
Annual Return 2015	rr_AnnualReturn2015	(0.58%)
Annual Return 2016	rr_AnnualReturn2016	3.83%
Annual Return 2017	rr_AnnualReturn2017	4.66%
Annual Return 2018	rr_AnnualReturn2018	0.30%
Annual Return 2019	rr_AnnualReturn2019	8.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 6.40%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.51% in the Q2 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.30% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	3.86%
(PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.66%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.27%	[20]
(PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.01%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.41%	[20]
(PIMCO Total Return Fund II) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	3.76%
(PIMCO Total Return Fund II) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	3.60%
(PIMCO Total Return Fund IV)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	401.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of May 31, 2020 was 5.75 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc., ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 15% of its total assets in such instruments).
The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred securities, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Core Plus Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 4.63%. For the periods shown in the bar chart, the highest quarterly return was 3.49% in the Q2 2019, and the lowest quarterly return was -3.26% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Total Return Fund IV) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
(PIMCO Total Return Fund IV) | Lipper Core Plus Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
(PIMCO Total Return Fund IV) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Annual Return 2012	rr_AnnualReturn2012	9.30%
Annual Return 2013	rr_AnnualReturn2013	(1.84%)
Annual Return 2014	rr_AnnualReturn2014	4.16%
Annual Return 2015	rr_AnnualReturn2015	(0.14%)
Annual Return 2016	rr_AnnualReturn2016	3.06%
Annual Return 2017	rr_AnnualReturn2017	4.57%
Annual Return 2018	rr_AnnualReturn2018	(0.77%)
Annual Return 2019	rr_AnnualReturn2019	9.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 4.63%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.49% in the Q2 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.26% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
(PIMCO Total Return Fund IV) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.40%	[36]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011	[36]
(PIMCO Total Return Fund IV) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.69%	[36]
5 Years	rr_AverageAnnualReturnYear05	1.95%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011	[36]
(PIMCO Total Return Fund IV) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,720
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2011
(PIMCO Total Return ESG Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 77 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 396% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	396.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of May 31, 2020 was 5.75 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.
In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.
The Fund may avoid investment in the securities of issuers whose business practices with respect to the environment, social responsibility, and governance ("ESG practices") are not to PIMCO's satisfaction. In determining the efficacy of an issuer's ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO's activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO's engagement efforts or through the company's own initiatives. It may also exclude those issuers that are not receptive to PIMCO's engagement efforts, as determined in PIMCO's sole discretion.
The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Environmental, Social and Governance Investing Risk: the risk that, because the Fund's ESG strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund's performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Because I-3, Class A and Class C shares of the Fund had not commenced operations as of the most recent calendar year, no performance for these share classes is provided. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Core Plus Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 5.83%. For the periods shown in the bar chart, the highest quarterly return was 3.93% in the Q3 2010, and the lowest quarterly return was -3.31% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Because I-3, Class A and Class C shares of the Fund had not commenced operations as of the most recent calendar year, no performance for these share classes is provided. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Total Return ESG Fund) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Total Return ESG Fund) | Lipper Core Plus Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	4.33%
(PIMCO Total Return ESG Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2010	rr_AnnualReturn2010	9.08%
Annual Return 2011	rr_AnnualReturn2011	3.53%
Annual Return 2012	rr_AnnualReturn2012	9.69%
Annual Return 2013	rr_AnnualReturn2013	(2.07%)
Annual Return 2014	rr_AnnualReturn2014	4.53%
Annual Return 2015	rr_AnnualReturn2015	0.41%
Annual Return 2016	rr_AnnualReturn2016	2.95%
Annual Return 2017	rr_AnnualReturn2017	4.46%
Annual Return 2018	rr_AnnualReturn2018	(0.78%)
Annual Return 2019	rr_AnnualReturn2019	8.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 5.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.93% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.31% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	4.00%
(PIMCO Total Return ESG Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.40%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.86%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.42%	[20]
(PIMCO Total Return ESG Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%	[20]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.48%	[20]
(PIMCO Total Return ESG Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	3.89%
(PIMCO Total Return ESG Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,405
(PIMCO Total Return ESG Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.74%
(PIMCO Total Return ESG Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	360
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	953
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,823
(PIMCO Total Return ESG Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,441
(PIMCO Credit Opportunities Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred securities, convertible securities and other equity-related instruments, including up to 10% of its total assets in common stock.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Senior Loan Risk: the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Absolute Return Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions and invest primarily in debt securities. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -2.88%. For the periods shown in the bar chart, the highest quarterly return was 3.80% in the Q1 2019, and the lowest quarterly return was -3.43% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Credit Opportunities Bond Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Credit Opportunities Bond Fund) | Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Credit Opportunities Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2012	rr_AnnualReturn2012	8.57%
Annual Return 2013	rr_AnnualReturn2013	1.07%
Annual Return 2014	rr_AnnualReturn2014	2.20%
Annual Return 2015	rr_AnnualReturn2015	(2.40%)
Annual Return 2016	rr_AnnualReturn2016	8.11%
Annual Return 2017	rr_AnnualReturn2017	6.94%
Annual Return 2018	rr_AnnualReturn2018	(0.90%)
Annual Return 2019	rr_AnnualReturn2019	8.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -2.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.88%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.80% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.43% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Credit Opportunities Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.79%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011	[40]
(PIMCO Credit Opportunities Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.04%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.32%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011	[40]
(PIMCO Credit Opportunities Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Credit Opportunities Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,359
(PIMCO Credit Opportunities Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,071
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	504
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	778
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,071
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,906
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Credit Opportunities Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[38]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Diversified Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Bloomberg Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged. The Fund believes the secondary benchmark reflects the Fund's investment strategy more accurately than the Bloomberg Barclays Global Credit Hedged USD Index.
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index. The Bloomberg Barclays Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody's, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -0.88%. For the periods shown in the bar chart, the highest quarterly return was 7.41% in the Q3 2010, and the lowest quarterly return was -4.26% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Diversified Income Fund) | Bloomberg Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	5.52%
(PIMCO Diversified Income Fund) | 1/3 each - Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(PIMCO Diversified Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2010	rr_AnnualReturn2010	14.26%
Annual Return 2011	rr_AnnualReturn2011	4.42%
Annual Return 2012	rr_AnnualReturn2012	14.97%
Annual Return 2013	rr_AnnualReturn2013	(0.91%)
Annual Return 2014	rr_AnnualReturn2014	2.96%
Annual Return 2015	rr_AnnualReturn2015	1.25%
Annual Return 2016	rr_AnnualReturn2016	10.56%
Annual Return 2017	rr_AnnualReturn2017	8.85%
Annual Return 2018	rr_AnnualReturn2018	(0.99%)
Annual Return 2019	rr_AnnualReturn2019	12.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -0.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.88%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.41% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.26% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	6.65%
(PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.56%	[42]
5 Years	rr_AverageAnnualReturnYear05	4.00%	[42]
10 Years	rr_AverageAnnualReturnYear10	4.22%	[42]
(PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.52%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[42]
10 Years	rr_AverageAnnualReturnYear10	4.13%	[42]
(PIMCO Diversified Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	6.55%
(PIMCO Diversified Income Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	6.49%
(PIMCO Diversified Income Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(PIMCO Diversified Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	492
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,764
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	5.82%
(PIMCO Diversified Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	5.44%
(PIMCO High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of May 31, 2020 was 3.54 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments).
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -3.94%. For the periods shown in the bar chart, the highest quarterly return was 7.45% in the Q1 2019, and the lowest quarterly return was -6.20% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO High Yield Fund) | ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	7.40%
(PIMCO High Yield Fund) | Lipper High Yield Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	6.49%
(PIMCO High Yield Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2010	rr_AnnualReturn2010	14.24%
Annual Return 2011	rr_AnnualReturn2011	4.00%
Annual Return 2012	rr_AnnualReturn2012	14.55%
Annual Return 2013	rr_AnnualReturn2013	5.77%
Annual Return 2014	rr_AnnualReturn2014	3.31%
Annual Return 2015	rr_AnnualReturn2015	(1.85%)
Annual Return 2016	rr_AnnualReturn2016	12.70%
Annual Return 2017	rr_AnnualReturn2017	7.01%
Annual Return 2018	rr_AnnualReturn2018	(2.49%)
Annual Return 2019	rr_AnnualReturn2019	14.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -3.94%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.94%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.45% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.20% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	7.03%
(PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.55%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.32%	[42]
10 Years	rr_AverageAnnualReturnYear10	4.37%	[42]
(PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.78%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.34%	[42]
10 Years	rr_AverageAnnualReturnYear10	4.32%	[42]
(PIMCO High Yield Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	6.92%
(PIMCO High Yield Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 949
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	6.87%
(PIMCO High Yield Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	6.76%
(PIMCO High Yield Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 465
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	465
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	865
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,464
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	6.25%
(PIMCO High Yield Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	5.86%
(PIMCO High Yield Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(PIMCO High Yield Spectrum Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2020 was 3.46 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest, without limit, in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of May 31, 2020 was 0%.
The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the ICE BofAML Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. The Lipper Global High Yield Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from both domestic and foreign fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -4.86%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q4 2011, and the lowest quarterly return was -9.07% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO High Yield Spectrum Fund) | ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Lipper Global High Yield Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[44]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
Annual Return 2011	rr_AnnualReturn2011	2.71%
Annual Return 2012	rr_AnnualReturn2012	18.78%
Annual Return 2013	rr_AnnualReturn2013	8.14%
Annual Return 2014	rr_AnnualReturn2014	2.22%
Annual Return 2015	rr_AnnualReturn2015	(2.64%)
Annual Return 2016	rr_AnnualReturn2016	15.10%
Annual Return 2017	rr_AnnualReturn2017	8.04%
Annual Return 2018	rr_AnnualReturn2018	(2.65%)
Annual Return 2019	rr_AnnualReturn2019	14.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -4.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.86%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.90% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.07% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.21%	[46]
5 Years	rr_AverageAnnualReturnYear05	3.47%	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010	[46]
(PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.71%	[46]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[46]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010	[46]
(PIMCO High Yield Spectrum Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,009
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 470
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	470
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	891
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,520
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,030
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 421% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	421.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in contingent convertible securities and up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors
Contingent Convertible Securities Risk: the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund's investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.68%. For the periods shown in the bar chart, the highest quarterly return was 8.22% in the Q3 2012, and the lowest quarterly return was -1.33% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Income Fund) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(PIMCO Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2010	rr_AnnualReturn2010	20.46%
Annual Return 2011	rr_AnnualReturn2011	6.36%
Annual Return 2012	rr_AnnualReturn2012	22.17%
Annual Return 2013	rr_AnnualReturn2013	4.80%
Annual Return 2014	rr_AnnualReturn2014	7.18%
Annual Return 2015	rr_AnnualReturn2015	2.63%
Annual Return 2016	rr_AnnualReturn2016	8.72%
Annual Return 2017	rr_AnnualReturn2017	8.60%
Annual Return 2018	rr_AnnualReturn2018	0.58%
Annual Return 2019	rr_AnnualReturn2019	8.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.68%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.68%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.22% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.33% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	8.76%
(PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.52%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[42]
10 Years	rr_AverageAnnualReturnYear10	6.04%	[42]
(PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.72%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[42]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[42]
(PIMCO Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	8.65%
(PIMCO Income Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,552
1 Year	rr_AverageAnnualReturnYear01	7.89%
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	8.54%
(PIMCO Income Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
1 Year	rr_AverageAnnualReturnYear01	7.77%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	8.50%
(PIMCO Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	521
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	828
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,088
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	7.92%
(PIMCO Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,575
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(PIMCO Income Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,052
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	8.08%
(PIMCO Long-Term Credit Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Bloomberg Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of May 31, 2020 was 13.93 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (February 29, 2012), performance information shown in the table for these shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. The Class A shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the Bloomberg Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 5.06%. For the periods shown in the bar chart, the highest quarterly return was 8.43% in the Q1 2019, and the lowest quarterly return was -6.20% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (February 29, 2012), performance information shown in the table for these shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. The Class A shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Long-Term Credit Bond Fund) | Bloomberg Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.36%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	7.99%
(PIMCO Long-Term Credit Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	5.73%
(PIMCO Long-Term Credit Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2010	rr_AnnualReturn2010	13.13%
Annual Return 2011	rr_AnnualReturn2011	17.10%
Annual Return 2012	rr_AnnualReturn2012	17.87%
Annual Return 2013	rr_AnnualReturn2013	(4.41%)
Annual Return 2014	rr_AnnualReturn2014	17.68%
Annual Return 2015	rr_AnnualReturn2015	(3.82%)
Annual Return 2016	rr_AnnualReturn2016	11.73%
Annual Return 2017	rr_AnnualReturn2017	13.53%
Annual Return 2018	rr_AnnualReturn2018	(5.95%)
Annual Return 2019	rr_AnnualReturn2019	24.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 5.06%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.43% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.20% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	24.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	9.64%
(PIMCO Long-Term Credit Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.01%	[42]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[42]
10 Years	rr_AverageAnnualReturnYear10	6.36%	[42]
(PIMCO Long-Term Credit Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.43%	[42]
5 Years	rr_AverageAnnualReturnYear05	4.25%	[42]
10 Years	rr_AverageAnnualReturnYear10	6.11%	[42]
(PIMCO Long-Term Credit Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
1 Year	rr_AverageAnnualReturnYear01	24.41%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	9.53%
(PIMCO Long-Term Credit Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 497
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	497
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,819
(PIMCO Low Duration Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 432% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	432.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to three years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest up to 30% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 30% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. In addition, the Fund may invest, without limitation, in securities of foreign issuers and may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in contingent convertible securities and up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors
Contingent Convertible Securities Risk: the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund's investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary broad-based securities market index is the Bloomberg Barclays U.S. Aggregate 1-3 Years Index. The Bloomberg Barclays U.S. Aggregate 1-3 Years Index is the 1-3 Year component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.30%. For the periods shown in the bar chart, the highest quarterly return was 6.01% in the Q1 2012, and the lowest quarterly return was -9.28% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Low Duration Income Fund) | Bloomberg Barclays U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.56%
(PIMCO Low Duration Income Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO Low Duration Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2010	rr_AnnualReturn2010	6.99%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	13.25%
Annual Return 2013	rr_AnnualReturn2013	3.16%
Annual Return 2014	rr_AnnualReturn2014	(2.28%)
Annual Return 2015	rr_AnnualReturn2015	(0.35%)
Annual Return 2016	rr_AnnualReturn2016	11.35%
Annual Return 2017	rr_AnnualReturn2017	6.04%
Annual Return 2018	rr_AnnualReturn2018	1.54%
Annual Return 2019	rr_AnnualReturn2019	6.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.30%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.30%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.01% in the Q1 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.28% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	4.03%
(PIMCO Low Duration Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.66%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.20%	[42]
10 Years	rr_AverageAnnualReturnYear10	2.27%	[42]
(PIMCO Low Duration Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.94%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.01%	[42]
10 Years	rr_AverageAnnualReturnYear10	2.32%	[42]
(PIMCO Low Duration Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	3.93%
(PIMCO Low Duration Income Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 926
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.93%
(PIMCO Low Duration Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,365
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	320
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,365
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.38%
(PIMCO Low Duration Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	3.31%
(PIMCO Preferred and Capital Securities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. "Capital Securities" include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. By investing primarily in preferred securities and Capital Securities, the Fund will be subject to Preferred Securities Risk and Capital Securities Risk. In addition, the Fund will concentrate its investments in a group of industries related to banks. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% ICE BofAML Contingent Capital Index (COCO), as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2020 was 4.20 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund will seek to gain exposure to certain newly-issued Regulation S securities through investments in the PIMCO Capital Securities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in Regulation S securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest, without limitation, in high yield securities ("junk bonds") rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or if, unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 20% of its total assets in common stock. The Fund may also invest in contingent convertible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Capital Securities Risk: the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.
Preferred Securities Risk: the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights
Concentration in Banking Industries Risk: the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries
Contingent Convertible Securities Risk: the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund's investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
Regulation S Securities Risk: the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Class C shares (August 23, 2019), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index. The ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody's, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a Rule 144A filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The ICE BofAML Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody's, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.
Lipper Flexible Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that emphasizes income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -4.45%. For the periods shown in the bar chart, the highest quarterly return was 6.77% in the Q1 2019, and the lowest quarterly return was -4.49% in the Q4 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Class C shares (August 23, 2019), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Preferred and Capital Securities Fund) | 70% ICE BofAML 8% Constrained Core West Preferred &Jr Subordinated Securities Index (P8JC) and 30% ICE BofAML Contingent Capital Index (COCO) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Lipper Flexible Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[44]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[51],[52]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,077
Annual Return 2016	rr_AnnualReturn2016	8.12%
Annual Return 2017	rr_AnnualReturn2017	13.27%
Annual Return 2018	rr_AnnualReturn2018	(4.17%)
Annual Return 2019	rr_AnnualReturn2019	20.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -4.45%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.45%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.77% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.49% in the Q4 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	20.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.12%	[53]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[53]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015	[53]
(PIMCO Preferred and Capital Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.71%	[53]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[53]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015	[53]
(PIMCO Preferred and Capital Securities Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[51],[52]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,194
1 Year	rr_AverageAnnualReturnYear01	20.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[51],[52]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	20.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[51],[52]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	743
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	743
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,018
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Year	rr_AverageAnnualReturnYear01	15.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[50]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[51],[52]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
1 Year	rr_AverageAnnualReturnYear01	18.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Senior Floating Rate Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 54 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.
A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.
The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.
The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.
The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan BB/B Leveraged Loan Index, as calculated by PIMCO, which as of May 31, 2020 was 0.70 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Senior Loan Risk: the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The J.P. Morgan BB/B Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans, excluding the most aggressively rated loans and non-rated loans. The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria. Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -6.91%. For the periods shown in the bar chart, the highest quarterly return was 4.23% in the Q1 2019, and the lowest quarterly return was -3.64% in the Q4 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Senior Floating Rate Fund) | J.P. Morgan BB/B Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO Senior Floating Rate Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[44]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO Senior Floating Rate Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[54]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[55]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2012	rr_AnnualReturn2012	7.35%
Annual Return 2013	rr_AnnualReturn2013	4.46%
Annual Return 2014	rr_AnnualReturn2014	1.52%
Annual Return 2015	rr_AnnualReturn2015	(0.43%)
Annual Return 2016	rr_AnnualReturn2016	7.75%
Annual Return 2017	rr_AnnualReturn2017	3.80%
Annual Return 2018	rr_AnnualReturn2018	(0.61%)
Annual Return 2019	rr_AnnualReturn2019	9.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -6.91%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.91%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.23% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.64% in the Q4 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO Senior Floating Rate Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.21%	[56]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[56]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[56]
(PIMCO Senior Floating Rate Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.52%	[56]
5 Years	rr_AverageAnnualReturnYear05	2.16%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%	[56]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[56]
(PIMCO Senior Floating Rate Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[54]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[55]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO Senior Floating Rate Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[54]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[55]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	330
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	552
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	791
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,479
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO Senior Floating Rate Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[54]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[55]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO RAE Fundamental Advantage PLUS Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 455% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	455.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective under normal circumstances by obtaining long exposure to a portfolio of stocks ("RAE US Large Model Portfolio") and short exposure to the S&P 500 Index ("S&P 500"), and complementing this equity market neutral exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The RAE US Large Model Portfolio stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund's strategy of maintaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 can be characterized as "market neutral" because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE US Large Model Portfolio over the S&P 500.
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocation determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Fund typically will seek to simultaneously gain long exposure to RAE US Large Model Portfolio and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short term interest rate. The Fund will typically invest in short S&P 500 futures and/or total return swaps that provide the inverse of the total return of the S&P 500 index plus a short term interest rate.
Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio relative to the S&P 500.
The Fund seeks to maintain long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 even when the value of the RAE US Large Model Portfolio is underperforming relative to the S&P 500.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform any residual net cost of obtaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. In addition, under certain conditions, generally in a market where RAE US Large Model Portfolio underperforms relative to the S&P 500 and/or where the AR Bond Alpha Strategy underperforms short-term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in securities designed to replicate the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Alternative Equity Market Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -12.39%. For the periods shown in the bar chart, the highest quarterly return was 4.25% in the Q1 2010, and the lowest quarterly return was -5.13% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE Fundamental Advantage PLUS Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	0.85%
(PIMCO RAE Fundamental Advantage PLUS Fund) | Lipper Alternative Equity Market Neutral Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	2.21%
(PIMCO RAE Fundamental Advantage PLUS Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2010	rr_AnnualReturn2010	10.65%
Annual Return 2011	rr_AnnualReturn2011	(0.54%)
Annual Return 2012	rr_AnnualReturn2012	10.77%
Annual Return 2013	rr_AnnualReturn2013	3.57%
Annual Return 2014	rr_AnnualReturn2014	(0.24%)
Annual Return 2015	rr_AnnualReturn2015	(7.30%)
Annual Return 2016	rr_AnnualReturn2016	7.94%
Annual Return 2017	rr_AnnualReturn2017	(0.75%)
Annual Return 2018	rr_AnnualReturn2018	(1.83%)
Annual Return 2019	rr_AnnualReturn2019	(1.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -12.39%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.39%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.25% in the Q1 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.13% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
10 Years	rr_AverageAnnualReturnYear10	1.96%
(PIMCO RAE Fundamental Advantage PLUS Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.11%)	[58]
5 Years	rr_AverageAnnualReturnYear05	(1.41%)	[58]
10 Years	rr_AverageAnnualReturnYear10	(0.08%)	[58]
(PIMCO RAE Fundamental Advantage PLUS Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.66%)	[58]
5 Years	rr_AverageAnnualReturnYear05	(0.85%)	[58]
10 Years	rr_AverageAnnualReturnYear10	0.70%	[58]
(PIMCO RAE Fundamental Advantage PLUS Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,949
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	508
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	790
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,949
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
5 Years	rr_AverageAnnualReturnYear05	(1.91%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
(PIMCO RAE PLUS EMG Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class and I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 420% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	420.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the MSCI Emerging Markets Value Index (Net Dividends in USD) (the "Benchmark") under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries ("RAE Emerging Markets Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Emerging Markets Model Portfolio.
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Emerging Markets Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Emerging Markets Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE Emerging Markets Model Portfolio for purposes of developing equity total return swaps based on the RAE Emerging Markets Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Emerging Markets Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE Emerging Markets Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Emerging Markets Model Portfolio.
The Fund seeks to remain exposed to the RAE Emerging Markets Model Portfolio even when the value of the RAE Emerging Markets Model Portfolio is declining.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the AR Bond Alpha Strategy, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the AR Bond Alpha Strategy, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. The Fund may invest in common stocks, options, futures, options on futures and swaps.
The Benchmark captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the Benchmark are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Emerging Markets Model Portfolio underperforms the Benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the Benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 7, 2011) and Class A and Class C shares (May 31, 2013), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark.
The Fund's primary benchmark is the MSCI Emerging Markets Value Index. The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund's secondary benchmark is the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -23.47%. For the periods shown in the bar chart, the highest quarterly return was 20.67% in the Q3 2010, and the lowest quarterly return was -25.77% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 7, 2011) and Class A and Class C shares (May 31, 2013), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE PLUS EMG Fund) | MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	2.08%
(PIMCO RAE PLUS EMG Fund) | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
(PIMCO RAE PLUS EMG Fund) | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.62%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	3.90%	[59]
(PIMCO RAE PLUS EMG Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
Annual Return 2010	rr_AnnualReturn2010	25.86%
Annual Return 2011	rr_AnnualReturn2011	(16.80%)
Annual Return 2012	rr_AnnualReturn2012	28.19%
Annual Return 2013	rr_AnnualReturn2013	(6.52%)
Annual Return 2014	rr_AnnualReturn2014	(1.44%)
Annual Return 2015	rr_AnnualReturn2015	(25.50%)
Annual Return 2016	rr_AnnualReturn2016	35.39%
Annual Return 2017	rr_AnnualReturn2017	31.83%
Annual Return 2018	rr_AnnualReturn2018	(13.50%)
Annual Return 2019	rr_AnnualReturn2019	14.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -23.47%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.47%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 20.67% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -25.77% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	5.03%
(PIMCO RAE PLUS EMG Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.62%	[58]
5 Years	rr_AverageAnnualReturnYear05	4.25%	[58]
10 Years	rr_AverageAnnualReturnYear10	3.19%	[58]
(PIMCO RAE PLUS EMG Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.76%	[58]
5 Years	rr_AverageAnnualReturnYear05	3.74%	[58]
10 Years	rr_AverageAnnualReturnYear10	3.17%	[58]
(PIMCO RAE PLUS EMG Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(PIMCO RAE PLUS EMG Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 547
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,370
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	547
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,370
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.22%
(PIMCO RAE PLUS EMG Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[60]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,846
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	3.82%
(PIMCO RAE PLUS Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 441% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	441.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the Russell 1000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies ("RAE US Large Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio.
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Large Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE US Large Model Portfolio.
The Fund seeks to remain exposed to the RAE US Large Model Portfolio even when the value of the RAE US Large Model Portfolio is declining.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE US Large Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark.
The Fund's primary benchmark is the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Value Funds is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE large-cap value funds typically have below-average characteristics compared to the S&P 500 Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -16.86%. For the periods shown in the bar chart, the highest quarterly return was 14.90% in the Q3 2010, and the lowest quarterly return was -16.11% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE PLUS Fund) | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
(PIMCO RAE PLUS Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO RAE PLUS Fund) | Lipper Large-Cap Value Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.33%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	10.91%
(PIMCO RAE PLUS Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2010	rr_AnnualReturn2010	30.42%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	26.86%
Annual Return 2013	rr_AnnualReturn2013	34.86%
Annual Return 2014	rr_AnnualReturn2014	12.19%
Annual Return 2015	rr_AnnualReturn2015	(6.59%)
Annual Return 2016	rr_AnnualReturn2016	19.48%
Annual Return 2017	rr_AnnualReturn2017	19.33%
Annual Return 2018	rr_AnnualReturn2018	(8.10%)
Annual Return 2019	rr_AnnualReturn2019	26.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -16.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.86%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.90% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -16.11% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	26.52%
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	15.11%
(PIMCO RAE PLUS Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.41%	[58]
5 Years	rr_AverageAnnualReturnYear05	6.45%	[58]
10 Years	rr_AverageAnnualReturnYear10	10.43%	[58]
(PIMCO RAE PLUS Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.81%	[58]
5 Years	rr_AverageAnnualReturnYear05	6.35%	[58]
10 Years	rr_AverageAnnualReturnYear10	10.16%	[58]
(PIMCO RAE PLUS Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	15.00%
(PIMCO RAE PLUS Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,301
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	14.95%
(PIMCO RAE PLUS Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	8.86%
10 Years	rr_AverageAnnualReturnYear10	14.80%
(PIMCO RAE PLUS Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 500
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	763
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,851
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	500
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	763
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,046
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,851
1 Year	rr_AverageAnnualReturnYear01	21.27%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	14.21%
(PIMCO RAE PLUS Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[61]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,348
1 Year	rr_AverageAnnualReturnYear01	24.30%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	13.79%
(PIMCO RAE PLUS International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 462% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	462.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the MSCI EAFE Value Index under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries ("RAE International Large Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE International Large Model Portfolio.
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE International Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE International Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE International Large Model Portfolio for purposes of developing equity total return swaps based on the RAE International Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE International Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE International Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE International Large Model Portfolio.
The Fund seeks to remain exposed to the RAE International Large Model Portfolio even when the value of the RAE International Large Model Portfolio is declining.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE International Large Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (May 30, 2014) and Class A shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark.
The Fund's primary benchmark is the MSCI EAFE Value Index. The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund's secondary benchmark is the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Lipper International Multi-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have below-average characteristics compared to the MSCI EAFE Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -21.05%. For the periods shown in the bar chart, the highest quarterly return was 15.58% in the Q3 2013, and the lowest quarterly return was -15.89% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (May 30, 2014) and Class A shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE PLUS International Fund) | MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | Lipper International Multi-Cap Value Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.58%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[63]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2012	rr_AnnualReturn2012	24.01%
Annual Return 2013	rr_AnnualReturn2013	25.43%
Annual Return 2014	rr_AnnualReturn2014	(5.71%)
Annual Return 2015	rr_AnnualReturn2015	(10.12%)
Annual Return 2016	rr_AnnualReturn2016	11.36%
Annual Return 2017	rr_AnnualReturn2017	28.38%
Annual Return 2018	rr_AnnualReturn2018	(16.25%)
Annual Return 2019	rr_AnnualReturn2019	18.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -21.05%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.05%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 15.58% in the Q3 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -15.89% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	18.28%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.58%	[64]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[64]
(PIMCO RAE PLUS International Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.78%	[64]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[64]
(PIMCO RAE PLUS International Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[63]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	18.19%
5 Years	rr_AverageAnnualReturnYear05	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[63]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 495
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,797
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	495
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,020
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,797
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS International Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[63]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,757
(PIMCO RAE PLUS Small Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 468% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	468.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the Russell 2000® Value Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies ("RAE US Small Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Small Model Portfolio.
The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE® methodology to small U.S. companies as determined by cumulative fundamental measures of company size for the RAE US Small Model Portfolio. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE US Small Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE US Small Model Portfolio for purposes of developing equity total return swaps based on the RAE US Small Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE US Small Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE US Small Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE US Small Model Portfolio.
The Fund seeks to remain exposed to the RAE US Small Model Portfolio even when the value of the RAE US Small Model Portfolio is declining.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE US Small Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (May 30, 2014) and Class A and Class C shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark.
The Fund's primary benchmark is the Russell 2000® Value Index. The Russell 2000® Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index. The Fund's secondary benchmark is the Russell 2000® Index. The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small-cap market in general. The Lipper Small-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap value funds typically have below-average characteristics compared to the S&P SmallCap 600 Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -23.33%. For the periods shown in the bar chart, the highest quarterly return was 14.24% in the Q4 2016, and the lowest quarterly return was -20.15% in the Q4 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (May 30, 2014) and Class A and Class C shares (February 28, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's Class R shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE PLUS Small Fund) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	13.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Lipper Small-Cap Value Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.23%
5 Years	rr_AverageAnnualReturnYear05	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[65]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Annual Return 2012	rr_AnnualReturn2012	26.04%
Annual Return 2013	rr_AnnualReturn2013	39.73%
Annual Return 2014	rr_AnnualReturn2014	6.57%
Annual Return 2015	rr_AnnualReturn2015	(9.46%)
Annual Return 2016	rr_AnnualReturn2016	32.45%
Annual Return 2017	rr_AnnualReturn2017	12.89%
Annual Return 2018	rr_AnnualReturn2018	(12.29%)
Annual Return 2019	rr_AnnualReturn2019	21.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -23.33%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.33%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.24% in the Q4 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -20.15% in the Q4 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	21.53%
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	14.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.20%	[66]
5 Years	rr_AverageAnnualReturnYear05	4.62%	[66]
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%	[66]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[66]
(PIMCO RAE PLUS Small Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.71%	[66]
5 Years	rr_AverageAnnualReturnYear05	4.85%	[66]
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[66]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[66]
(PIMCO RAE PLUS Small Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[65]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[65]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 500
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,862
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	500
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	766
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,862
1 Year	rr_AverageAnnualReturnYear01	16.64%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	14.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[65]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,358
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(PIMCO RAE PLUS Small Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[65]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,824
(PIMCO RAE Worldwide Long/Short PLUS Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class and I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class and I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	407.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a "RAE Model Portfolio," and collectively, the "RAE Model Portfolios"). The stocks comprising the RAE Model Portfolios are selected by the Fund's sub-adviser, Research Affiliates ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes.
The Sub-Adviser uses the RAE® Low Volatility methodology for portfolio construction. The RAE® methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., low volatility, quality, and momentum. The model then weights selected stocks by using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. Actual stock positions in the RAE Model Portfolios, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule.
The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Model Portfolios by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the relevant RAE Model Portfolio for purposes of developing equity total return swaps based on that RAE Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the relevant RAE Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.
Because the RAE Model Portfolios are proprietary portfolios, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the relevant RAE Model Portfolio.
The Fund seeks to remain exposed to the RAE Model Portfolios even when the values of the RAE Model Portfolios are declining.
The Fund will generally obtain short exposure to corresponding U.S., international and emerging market capitalization-weighted equity indexes through derivatives, such as futures contracts and total return swaps. This "long/short" approach is intended to hedge a portion to all of the equity risk exposures and to seek to capitalize on differences in performance of the RAE Model Portfolios compared with the corresponding capitalization-weighted equity indexes. The Fund generally will be long-biased, but will normally take such long and short positions simultaneously in a proportion determined by PIMCO using methods including proprietary quantitative models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion.
In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.
The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities. The Fund will invest in instruments that are economically tied to at least three countries (one of which may be the United States).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the RAE Model Portfolios underperform the corresponding capitalization weighted indexes and/or where the AR Bond Alpha Strategy underperforms short-term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in securities designed to replicate the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of I-2, Class A and Class C shares (August 23, 2019), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Alternative Long/Short Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*	[58]
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -15.99%. For the periods shown in the bar chart, the highest quarterly return was 6.24% in the Q2 2016, and the lowest quarterly return was -7.57% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of I-2, Class A and Class C shares (August 23, 2019), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE Worldwide Long/Short PLUS Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Lipper Alternative Long/Short Equity Funds Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[67]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Annual Return 2015	rr_AnnualReturn2015	(4.86%)
Annual Return 2016	rr_AnnualReturn2016	13.55%
Annual Return 2017	rr_AnnualReturn2017	11.80%
Annual Return 2018	rr_AnnualReturn2018	0.38%
Annual Return 2019	rr_AnnualReturn2019	9.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -15.99%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.99%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.24% in the Q2 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.57% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.74%	[68]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014	[68]
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.70%	[68]
5 Years	rr_AverageAnnualReturnYear05	3.48%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014	[68]
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[67]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[67]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,050
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	711
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,050
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,412
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,428
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO RAE Worldwide Long/Short PLUS Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[67]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 346
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,766
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2014
(PIMCO StocksPLUS® Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 438% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	438.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.
Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -4.89%. For the periods shown in the bar chart, the highest quarterly return was 15.80% in the Q1 2012, and the lowest quarterly return was -16.45% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® Absolute Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO StocksPLUS® Absolute Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	29.43%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	12.10%
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[69]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2010	rr_AnnualReturn2010	25.42%
Annual Return 2011	rr_AnnualReturn2011	2.81%
Annual Return 2012	rr_AnnualReturn2012	26.57%
Annual Return 2013	rr_AnnualReturn2013	30.41%
Annual Return 2014	rr_AnnualReturn2014	14.44%
Annual Return 2015	rr_AnnualReturn2015	(2.16%)
Annual Return 2016	rr_AnnualReturn2016	14.77%
Annual Return 2017	rr_AnnualReturn2017	23.90%
Annual Return 2018	rr_AnnualReturn2018	(5.73%)
Annual Return 2019	rr_AnnualReturn2019	33.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -4.89%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.89%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 15.80% in the Q1 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -16.45% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	33.12%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	15.58%
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.80%	[58]
5 Years	rr_AverageAnnualReturnYear05	9.03%	[58]
10 Years	rr_AverageAnnualReturnYear10	12.36%	[58]
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.73%	[58]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[58]
10 Years	rr_AverageAnnualReturnYear10	11.63%	[58]
(PIMCO StocksPLUS® Absolute Return Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[69]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	32.76%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	15.45%
(PIMCO StocksPLUS® Absolute Return Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[69]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,127
1 Year	rr_AverageAnnualReturnYear01	32.87%
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	15.40%
(PIMCO StocksPLUS® Absolute Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[69]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 485
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,687
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	485
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	969
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,687
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	14.67%
(PIMCO StocksPLUS® Absolute Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[69]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,190
1 Year	rr_AverageAnnualReturnYear01	30.42%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	14.24%
(PIMCO StocksPLUS® Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 223% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	223.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.
Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -3.57%. For the periods shown in the bar chart, the highest quarterly return was 14.51% in the Q1 2019, and the lowest quarterly return was -16.11% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO StocksPLUS® Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	29.43%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	12.10%
(PIMCO StocksPLUS® Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	1.67%
Annual Return 2012	rr_AnnualReturn2012	21.07%
Annual Return 2013	rr_AnnualReturn2013	32.90%
Annual Return 2014	rr_AnnualReturn2014	14.26%
Annual Return 2015	rr_AnnualReturn2015	0.16%
Annual Return 2016	rr_AnnualReturn2016	12.50%
Annual Return 2017	rr_AnnualReturn2017	22.42%
Annual Return 2018	rr_AnnualReturn2018	(5.68%)
Annual Return 2019	rr_AnnualReturn2019	32.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -3.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.57%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.51% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -16.11% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	32.77%
5 Years	rr_AverageAnnualReturnYear05	11.55%
10 Years	rr_AverageAnnualReturnYear10	14.33%
(PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	27.10%	[58]
5 Years	rr_AverageAnnualReturnYear05	8.77%	[58]
10 Years	rr_AverageAnnualReturnYear10	10.95%	[58]
(PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.94%	[58]
5 Years	rr_AverageAnnualReturnYear05	8.33%	[58]
10 Years	rr_AverageAnnualReturnYear10	10.51%	[58]
(PIMCO StocksPLUS® Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	32.52%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	14.20%
(PIMCO StocksPLUS® Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 938
1 Year	rr_AverageAnnualReturnYear01	32.57%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	14.16%
(PIMCO StocksPLUS® Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	32.34%
5 Years	rr_AverageAnnualReturnYear05	11.28%
10 Years	rr_AverageAnnualReturnYear10	14.10%
(PIMCO StocksPLUS® Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 469
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	469
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	886
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,509
1 Year	rr_AverageAnnualReturnYear01	27.08%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	13.44%
(PIMCO StocksPLUS® Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	30.47%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	13.32%
(PIMCO StocksPLUS® Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
1 Year	rr_AverageAnnualReturnYear01	31.75%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 Years	rr_AverageAnnualReturnYear10	13.60%
(PIMCO StocksPLUS® International Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 475% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	475.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.
The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund's equity exposure will not be hedged into U.S. dollars.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -12.63%. For the periods shown in the bar chart, the highest quarterly return was 21.11% in the Q3 2010, and the lowest quarterly return was -21.65% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by I-3 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® International Fund (Unhedged)) | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.50%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.67%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	5.01%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[71]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2010	rr_AnnualReturn2010	16.42%
Annual Return 2011	rr_AnnualReturn2011	(10.75%)
Annual Return 2012	rr_AnnualReturn2012	29.36%
Annual Return 2013	rr_AnnualReturn2013	20.47%
Annual Return 2014	rr_AnnualReturn2014	(4.87%)
Annual Return 2015	rr_AnnualReturn2015	(4.13%)
Annual Return 2016	rr_AnnualReturn2016	3.76%
Annual Return 2017	rr_AnnualReturn2017	27.12%
Annual Return 2018	rr_AnnualReturn2018	(15.09%)
Annual Return 2019	rr_AnnualReturn2019	23.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -12.63%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.63%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 21.11% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -21.65% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	23.23%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	7.38%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.31%	[58]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[58]
10 Years	rr_AverageAnnualReturnYear10	4.59%	[58]
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.73%	[58]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[58]
10 Years	rr_AverageAnnualReturnYear10	4.62%	[58]
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[71]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	23.31%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[71]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	666
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,473
1 Year	rr_AverageAnnualReturnYear01	23.15%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	7.22%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[71]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 514
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,013
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	514
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	807
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,013
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.54%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[71]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,503
1 Year	rr_AverageAnnualReturnYear01	20.94%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	6.18%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.
The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (March 9, 2012) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -10.59%. For the periods shown in the bar chart, the highest quarterly return was 13.11% in the Q3 2010, and the lowest quarterly return was -17.37% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (March 9, 2012) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | MSCI EAFE Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.64%
5 Years	rr_AverageAnnualReturnYear05	8.13%
10 Years	rr_AverageAnnualReturnYear10	8.00%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.67%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	5.01%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(10.57%)
Annual Return 2012	rr_AnnualReturn2012	28.16%
Annual Return 2013	rr_AnnualReturn2013	22.62%
Annual Return 2014	rr_AnnualReturn2014	5.64%
Annual Return 2015	rr_AnnualReturn2015	1.17%
Annual Return 2016	rr_AnnualReturn2016	9.24%
Annual Return 2017	rr_AnnualReturn2017	18.84%
Annual Return 2018	rr_AnnualReturn2018	(10.10%)
Annual Return 2019	rr_AnnualReturn2019	26.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -10.59%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.59%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 13.11% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -17.37% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	26.36%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	9.84%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.84%	[58]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[58]
10 Years	rr_AverageAnnualReturnYear10	5.74%	[58]
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.65%	[58]
5 Years	rr_AverageAnnualReturnYear05	5.25%	[58]
10 Years	rr_AverageAnnualReturnYear10	5.83%	[58]
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	9.75%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,450
1 Year	rr_AverageAnnualReturnYear01	26.12%
5 Years	rr_AverageAnnualReturnYear05	8.18%
10 Years	rr_AverageAnnualReturnYear10	9.68%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 512
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,992
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	512
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,992
1 Year	rr_AverageAnnualReturnYear01	21.19%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	8.79%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,483
1 Year	rr_AverageAnnualReturnYear01	23.99%
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	8.60%
(PIMCO StocksPLUS® Long Duration Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 197% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of May 31, 2020 was 16.14 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.
Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's I-2 and Class A shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The portfolio manager believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.
The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-month LIBOR. The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc., that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 7.76%. For the periods shown in the bar chart, the highest quarterly return was 19.94% in the Q1 2019, and the lowest quarterly return was -12.96% in the Q4 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's I-2 and Class A shares have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® Long Duration Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO StocksPLUS® Long Duration Fund) | S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	54.11%
5 Years	rr_AverageAnnualReturnYear05	16.55%
10 Years	rr_AverageAnnualReturnYear10	21.65%
(PIMCO StocksPLUS® Long Duration Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.39%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	14.67%
(PIMCO StocksPLUS® Long Duration Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[73]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2010	rr_AnnualReturn2010	27.60%
Annual Return 2011	rr_AnnualReturn2011	21.15%
Annual Return 2012	rr_AnnualReturn2012	27.22%
Annual Return 2013	rr_AnnualReturn2013	18.86%
Annual Return 2014	rr_AnnualReturn2014	34.23%
Annual Return 2015	rr_AnnualReturn2015	(3.19%)
Annual Return 2016	rr_AnnualReturn2016	20.42%
Annual Return 2017	rr_AnnualReturn2017	32.87%
Annual Return 2018	rr_AnnualReturn2018	(9.69%)
Annual Return 2019	rr_AnnualReturn2019	52.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 7.76%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 19.94% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -12.96% in the Q4 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	52.60%
5 Years	rr_AverageAnnualReturnYear05	16.38%
10 Years	rr_AverageAnnualReturnYear10	20.95%
(PIMCO StocksPLUS® Long Duration Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	44.96%	[58]
5 Years	rr_AverageAnnualReturnYear05	10.50%	[58]
10 Years	rr_AverageAnnualReturnYear10	13.87%	[58]
(PIMCO StocksPLUS® Long Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.56%	[58]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[58]
10 Years	rr_AverageAnnualReturnYear10	13.78%	[58]
(PIMCO StocksPLUS® Long Duration Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[73]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
(PIMCO StocksPLUS® Long Duration Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[73]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	513
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,117
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,002
(PIMCO StocksPLUS® Short Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 382% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	382.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising or flat, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below.
The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise.
Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.
Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is flat or declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a flat or rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The Fund presents different risks than other types of funds. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the risks and potential consequences of seeking inverse investment results, including the impact of compounding on Fund performance. Investors in the Fund should actively monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full principal value of his/her investment. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 29, 2010) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -5.54%. For the periods shown in the bar chart, the highest quarterly return was 14.90% in the Q2 2010, and the lowest quarterly return was -10.82% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 29, 2010) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® Short Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
(PIMCO StocksPLUS® Short Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(25.60%)
5 Years	rr_AverageAnnualReturnYear05	(11.83%)
10 Years	rr_AverageAnnualReturnYear10	(13.42%)
(PIMCO StocksPLUS® Short Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(32.40%)
5 Years	rr_AverageAnnualReturnYear05	(19.64%)
10 Years	rr_AverageAnnualReturnYear10	(22.35%)
(PIMCO StocksPLUS® Short Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2010	rr_AnnualReturn2010	(8.48%)
Annual Return 2011	rr_AnnualReturn2011	(4.84%)
Annual Return 2012	rr_AnnualReturn2012	(6.98%)
Annual Return 2013	rr_AnnualReturn2013	(24.55%)
Annual Return 2014	rr_AnnualReturn2014	(11.43%)
Annual Return 2015	rr_AnnualReturn2015	(5.47%)
Annual Return 2016	rr_AnnualReturn2016	(7.44%)
Annual Return 2017	rr_AnnualReturn2017	(14.05%)
Annual Return 2018	rr_AnnualReturn2018	5.25%
Annual Return 2019	rr_AnnualReturn2019	(20.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -5.54%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.54%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.90% in the Q2 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.82% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(20.27%)
5 Years	rr_AverageAnnualReturnYear05	(8.79%)
10 Years	rr_AverageAnnualReturnYear10	(10.18%)
(PIMCO StocksPLUS® Short Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(20.63%)	[58]
5 Years	rr_AverageAnnualReturnYear05	(9.48%)	[58]
10 Years	rr_AverageAnnualReturnYear10	(10.82%)	[58]
(PIMCO StocksPLUS® Short Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.98%)	[58]
5 Years	rr_AverageAnnualReturnYear05	(6.58%)	[58]
10 Years	rr_AverageAnnualReturnYear10	(6.76%)	[58]
(PIMCO StocksPLUS® Short Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	(20.30%)
5 Years	rr_AverageAnnualReturnYear05	(8.88%)
10 Years	rr_AverageAnnualReturnYear10	(10.27%)
(PIMCO StocksPLUS® Short Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,552
1 Year	rr_AverageAnnualReturnYear01	(20.37%)
5 Years	rr_AverageAnnualReturnYear05	(8.95%)
10 Years	rr_AverageAnnualReturnYear10	(10.32%)
(PIMCO StocksPLUS® Short Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	521
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	828
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,088
1 Year	rr_AverageAnnualReturnYear01	(23.59%)
5 Years	rr_AverageAnnualReturnYear05	(9.82%)
10 Years	rr_AverageAnnualReturnYear10	(10.89%)
(PIMCO StocksPLUS® Short Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,575
1 Year	rr_AverageAnnualReturnYear01	(21.85%)
5 Years	rr_AverageAnnualReturnYear05	(9.82%)
10 Years	rr_AverageAnnualReturnYear10	(11.22%)
(PIMCO StocksPLUS® Small Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the Russell 2000® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 75 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 454% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	454.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. As of June 30, 2020, the Russell 2000® Index's average market capitalization (dollar-weighted) was $2.06 billion. The Fund seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.
Though the Fund does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Fund may invest all of its assets in a "basket" of Russell 2000® Index stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Administrative Class shares (June 30, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Small-Cap Core Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -14.82%. For the periods shown in the bar chart, the highest quarterly return was 16.98% in the Q4 2011, and the lowest quarterly return was -24.61% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Administrative Class shares (June 30, 2014), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO StocksPLUS® Small Fund) | Russell 2000 Index® (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
(PIMCO StocksPLUS® Small Fund) | Lipper Small-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.99%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	10.80%
(PIMCO StocksPLUS® Small Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2010	rr_AnnualReturn2010	39.14%
Annual Return 2011	rr_AnnualReturn2011	(4.67%)
Annual Return 2012	rr_AnnualReturn2012	28.64%
Annual Return 2013	rr_AnnualReturn2013	37.45%
Annual Return 2014	rr_AnnualReturn2014	6.29%
Annual Return 2015	rr_AnnualReturn2015	(6.64%)
Annual Return 2016	rr_AnnualReturn2016	24.98%
Annual Return 2017	rr_AnnualReturn2017	17.63%
Annual Return 2018	rr_AnnualReturn2018	(12.16%)
Annual Return 2019	rr_AnnualReturn2019	26.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -14.82%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.82%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 16.98% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -24.61% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	26.76%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	14.31%
(PIMCO StocksPLUS® Small Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.14%	[58]
5 Years	rr_AverageAnnualReturnYear05	6.48%	[58]
10 Years	rr_AverageAnnualReturnYear10	11.02%	[58]
(PIMCO StocksPLUS® Small Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.21%	[58]
5 Years	rr_AverageAnnualReturnYear05	6.11%	[58]
10 Years	rr_AverageAnnualReturnYear10	10.35%	[58]
(PIMCO StocksPLUS® Small Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	26.67%
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	14.17%
(PIMCO StocksPLUS® Small Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,162
1 Year	rr_AverageAnnualReturnYear01	26.67%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	14.13%
(PIMCO StocksPLUS® Small Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	26.42%
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years	rr_AverageAnnualReturnYear10	14.03%
(PIMCO StocksPLUS® Small Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,720
1 Year	rr_AverageAnnualReturnYear01	21.47%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	13.41%
(PIMCO StocksPLUS® Small Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,222
1 Year	rr_AverageAnnualReturnYear01	24.28%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	13.01%
(PIMCO Emerging Markets Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Emerging Markets Bond Index (EMBI) Global, as calculated by PIMCO, which as of May 31, 2020 was 7.50 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The J.P. Morgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The Lipper Emerging Market Hard Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -2.66%. For the periods shown in the bar chart, the highest quarterly return was 7.87% in the Q3 2010, and the lowest quarterly return was -6.82% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Emerging Markets Bond Fund) | J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	6.57%
(PIMCO Emerging Markets Bond Fund) | Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	5.10%
(PIMCO Emerging Markets Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[76]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2010	rr_AnnualReturn2010	13.06%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	16.83%
Annual Return 2013	rr_AnnualReturn2013	(6.58%)
Annual Return 2014	rr_AnnualReturn2014	1.03%
Annual Return 2015	rr_AnnualReturn2015	(2.78%)
Annual Return 2016	rr_AnnualReturn2016	14.86%
Annual Return 2017	rr_AnnualReturn2017	10.58%
Annual Return 2018	rr_AnnualReturn2018	(4.18%)
Annual Return 2019	rr_AnnualReturn2019	14.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -2.66%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.66%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.87% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.82% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	6.10%
(PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.76%	[78]
5 Years	rr_AverageAnnualReturnYear05	4.07%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.81%	[78]
(PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.75%	[78]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[78]
(PIMCO Emerging Markets Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[76]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	6.00%
(PIMCO Emerging Markets Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[76]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,313
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.95%
(PIMCO Emerging Markets Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[76]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,830
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	5.29%
(PIMCO Emerging Markets Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[76]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	4.90%
(PIMCO Emerging Markets Corporate Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI), as calculated by PIMCO, which as of May 31, 2020 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. The Lipper Emerging Market Hard Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.45%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2010, and the lowest quarterly return was -8.23% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Emerging Markets Corporate Bond Fund) | J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	6.71%
(PIMCO Emerging Markets Corporate Bond Fund) | Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	5.10%	[79]
(PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	1.10%
Annual Return 2012	rr_AnnualReturn2012	16.98%
Annual Return 2013	rr_AnnualReturn2013	(2.35%)
Annual Return 2014	rr_AnnualReturn2014	(1.82%)
Annual Return 2015	rr_AnnualReturn2015	(5.42%)
Annual Return 2016	rr_AnnualReturn2016	13.18%
Annual Return 2017	rr_AnnualReturn2017	9.01%
Annual Return 2018	rr_AnnualReturn2018	(0.68%)
Annual Return 2019	rr_AnnualReturn2019	11.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.45%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.45%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.04% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.23% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	5.15%
(PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.76%	[78]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.09%	[78]
(PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.97%	[78]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.09%	[78]
(PIMCO Emerging Markets Currency and Short-Term Investments Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries, and in short-term investments. The Fund's investments in currencies or Fixed Income Instruments, including short-term investments, may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries or in short-term investments may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The average portfolio duration of this Fund varies based on PIMCO's market forecasts and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average maturity of the portion of the Fund's portfolio comprised of short-term investments, under normal circumstances, is expected not to exceed three years.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The J.P. Morgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates. The Lipper Alternative Currency Strategies Average is a total return performance average of funds tracked by Lipper, Inc. that invest in global currencies through the use of short-term money market instruments, derivatives (forwards, options, swaps), and cash deposits.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -6.69%. For the periods shown in the bar chart, the highest quarterly return was 8.90% in the Q3 2010, and the lowest quarterly return was -9.55% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	0.62%
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	0.54%
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Lipper Alternative Currency Strategies Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
10 Years	rr_AverageAnnualReturnYear10	(0.75%)
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[81]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2010	rr_AnnualReturn2010	7.90%
Annual Return 2011	rr_AnnualReturn2011	(4.95%)
Annual Return 2012	rr_AnnualReturn2012	8.63%
Annual Return 2013	rr_AnnualReturn2013	(2.51%)
Annual Return 2014	rr_AnnualReturn2014	(6.76%)
Annual Return 2015	rr_AnnualReturn2015	(7.36%)
Annual Return 2016	rr_AnnualReturn2016	5.71%
Annual Return 2017	rr_AnnualReturn2017	12.88%
Annual Return 2018	rr_AnnualReturn2018	(4.46%)
Annual Return 2019	rr_AnnualReturn2019	6.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -6.69%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.69%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.90% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.55% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	1.28%
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.41%	[78]
5 Years	rr_AverageAnnualReturnYear05	0.28%	[78]
10 Years	rr_AverageAnnualReturnYear10	(0.08%)	[78]
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.63%	[78]
5 Years	rr_AverageAnnualReturnYear05	0.86%	[78]
10 Years	rr_AverageAnnualReturnYear10	0.40%	[78]
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[81]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	1.18%
(PIMCO Emerging Markets Currency and Short-Term Investments Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[81]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 500
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,862
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	500
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	766
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,862
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.49%
(PIMCO Emerging Markets Full Spectrum Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund's investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO's global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund's assets are allocated in a manner that reflects PIMCO's views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.
PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds (defined below) and/or direct investments in efforts to achieve the most efficient execution of PIMCO's investment views. Specifically, "Acquired Funds" refers to the following: funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management ("Underlying PIMCO Funds") and other affiliated and unaffiliated funds in which the Fund may invest. Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The Fund's investments may also include Fixed Income Instruments of varying maturities, forwards or derivatives, such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds.
The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund's benchmark index is a blend of 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified (the "Benchmark"). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to between 20% and 80% of its assets. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2020 was 5.76 years. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund's assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/ or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
The following risks are principal risks of investing in the Fund.
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is a blend of 50% J.P. Morgan Global Bond Index Emerging Markets- Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index Global and 25% J.P. Morgan Corporate Emerging Market Bond Index Diversified. The J.P. Morgan Global Bond Index Emerging Markets - Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts of debt outstanding. The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. J.P. Morgan Corporate Emerging Market Bond Index Diversified tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries. The Lipper Emerging Market Hard Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -5.44%. For the periods shown in the bar chart, the highest quarterly return was 7.35% in the Q1 2016, and the lowest quarterly return was -10.05% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Emerging Markets Full Spectrum Bond Fund) | 50% J.P. Morgan Global Bond Index Emerging Markets-Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index Global and 25% J.P. Morgan Corporate Emerging Market Bond Index Diversified (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.80%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013
(PIMCO Emerging Markets Full Spectrum Bond Fund) | Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[79]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013
(PIMCO Emerging Markets Full Spectrum Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.31%	[82]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[84]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,518
Annual Return 2014	rr_AnnualReturn2014	(3.82%)
Annual Return 2015	rr_AnnualReturn2015	(11.07%)
Annual Return 2016	rr_AnnualReturn2016	12.01%
Annual Return 2017	rr_AnnualReturn2017	12.30%
Annual Return 2018	rr_AnnualReturn2018	(5.28%)
Annual Return 2019	rr_AnnualReturn2019	15.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -5.44%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.44%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.35% in the Q1 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.05% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013
(PIMCO Emerging Markets Full Spectrum Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.67%	[85]
5 Years	rr_AverageAnnualReturnYear05	1.79%	[85]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013	[85]
(PIMCO Emerging Markets Full Spectrum Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.89%	[85]
5 Years	rr_AverageAnnualReturnYear05	2.04%	[85]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013	[85]
(PIMCO Emerging Markets Local Currency and Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 197% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted above so long as the underlying asset of such forwards or derivatives is a currency of an emerging market country, a Fixed Income Instrument denominated in the currency of an emerging market country, or a Fixed Income Instrument. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies of emerging market countries, Fixed Income Instruments denominated in currencies of emerging market countries, or Fixed Income Instruments, each as described above, may be invested in other types of instruments.
The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.
The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of May 31, 2020 was 5.49 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Lipper Emerging Markets Local Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. "Emerging market" is defined by a country's GNP per capita or other economic measures.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -9.38%. For the periods shown in the bar chart, the highest quarterly return was 11.38% in the Q3 2010, and the lowest quarterly return was -11.89% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Emerging Markets Local Currency and Bond Fund) | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.71%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Lipper Emerging Markets Local Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.21%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[86]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
Annual Return 2010	rr_AnnualReturn2010	15.53%
Annual Return 2011	rr_AnnualReturn2011	(0.79%)
Annual Return 2012	rr_AnnualReturn2012	15.80%
Annual Return 2013	rr_AnnualReturn2013	(10.95%)
Annual Return 2014	rr_AnnualReturn2014	(6.27%)
Annual Return 2015	rr_AnnualReturn2015	(16.21%)
Annual Return 2016	rr_AnnualReturn2016	10.60%
Annual Return 2017	rr_AnnualReturn2017	15.40%
Annual Return 2018	rr_AnnualReturn2018	(7.52%)
Annual Return 2019	rr_AnnualReturn2019	17.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -9.38%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.38%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.38% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -11.89% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	2.53%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.16%	[78]
5 Years	rr_AverageAnnualReturnYear05	0.50%	[78]
10 Years	rr_AverageAnnualReturnYear10	0.21%	[78]
(PIMCO Emerging Markets Local Currency and Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.04%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.11%	[78]
10 Years	rr_AverageAnnualReturnYear10	0.97%	[78]
(PIMCO Emerging Markets Local Currency and Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[86]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.43%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[86]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,218
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.38%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[86]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 580
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,715
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	580
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,008
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,461
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,715
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	1.69%
(PIMCO Emerging Markets Local Currency and Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[86]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 388
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,176
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	1.33%
(PIMCO Global Advantage® Strategy Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 407% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	407.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred securities. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The average portfolio duration of this Fund varies based on PIMCO's market forecasts and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Bloomberg Barclays Global Aggregate (USD Unhedged) Index, which provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Bloomberg Barclays Global Aggregate (USD Unhedged) Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.88%. For the periods shown in the bar chart, the highest quarterly return was 8.01% in the Q3 2010, and the lowest quarterly return was -4.28% in the Q3 2014.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Global Advantage® Strategy Bond Fund) | Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.48%
(PIMCO Global Advantage® Strategy Bond Fund) | PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	3.57%
(PIMCO Global Advantage® Strategy Bond Fund) | Lipper Global Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.15%	[79]
(PIMCO Global Advantage® Strategy Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[87]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2010	rr_AnnualReturn2010	7.59%
Annual Return 2011	rr_AnnualReturn2011	4.70%
Annual Return 2012	rr_AnnualReturn2012	7.75%
Annual Return 2013	rr_AnnualReturn2013	(2.60%)
Annual Return 2014	rr_AnnualReturn2014	(1.21%)
Annual Return 2015	rr_AnnualReturn2015	(5.45%)
Annual Return 2016	rr_AnnualReturn2016	6.32%
Annual Return 2017	rr_AnnualReturn2017	7.86%
Annual Return 2018	rr_AnnualReturn2018	(0.61%)
Annual Return 2019	rr_AnnualReturn2019	8.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.01% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.28% in the Q3 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	3.21%
(PIMCO Global Advantage® Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.69%	[78]
5 Years	rr_AverageAnnualReturnYear05	2.26%	[78]
10 Years	rr_AverageAnnualReturnYear10	1.99%	[78]
(PIMCO Global Advantage® Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%	[78]
5 Years	rr_AverageAnnualReturnYear05	2.04%	[78]
10 Years	rr_AverageAnnualReturnYear10	1.98%	[78]
(PIMCO Global Advantage® Strategy Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[87]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	499
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	760
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	2.41%
(PIMCO Global Bond Opportunities Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 440% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	440.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.
PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies between two and eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate (USD Unhedged) Index. The Bloomberg Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.12%. For the periods shown in the bar chart, the highest quarterly return was 9.28% in the Q3 2010, and the lowest quarterly return was -6.30% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.48%
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Lipper Global Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.15%
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[88]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2010	rr_AnnualReturn2010	11.23%
Annual Return 2011	rr_AnnualReturn2011	9.19%
Annual Return 2012	rr_AnnualReturn2012	7.42%
Annual Return 2013	rr_AnnualReturn2013	(5.04%)
Annual Return 2014	rr_AnnualReturn2014	2.37%
Annual Return 2015	rr_AnnualReturn2015	(3.57%)
Annual Return 2016	rr_AnnualReturn2016	4.26%
Annual Return 2017	rr_AnnualReturn2017	9.21%
Annual Return 2018	rr_AnnualReturn2018	(3.82%)
Annual Return 2019	rr_AnnualReturn2019	6.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.12%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.12%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 9.28% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.30% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	3.63%
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.38%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[78]
10 Years	rr_AverageAnnualReturnYear10	2.12%	[78]
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.93%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.34%	[78]
10 Years	rr_AverageAnnualReturnYear10	2.22%	[78]
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[88]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	3.37%
(PIMCO Global Bond Opportunities Fund (Unhedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[88]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 480
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	480
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,632
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	2.82%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 469% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	469.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies between two and eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate (USD Hedged) Index. The Bloomberg Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.07%. For the periods shown in the bar chart, the highest quarterly return was 4.18% in the Q3 2012, and the lowest quarterly return was -3.57% in the Q2 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Bloomberg Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.22%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	4.08%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.15%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[89]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2010	rr_AnnualReturn2010	8.53%
Annual Return 2011	rr_AnnualReturn2011	8.59%
Annual Return 2012	rr_AnnualReturn2012	9.53%
Annual Return 2013	rr_AnnualReturn2013	(0.81%)
Annual Return 2014	rr_AnnualReturn2014	9.69%
Annual Return 2015	rr_AnnualReturn2015	(0.01%)
Annual Return 2016	rr_AnnualReturn2016	6.17%
Annual Return 2017	rr_AnnualReturn2017	4.32%
Annual Return 2018	rr_AnnualReturn2018	(0.46%)
Annual Return 2019	rr_AnnualReturn2019	6.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.07%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.07%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.18% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.57% in the Q2 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	5.15%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.00%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[78]
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.99%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.88%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.32%	[78]
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[89]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	5.05%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[89]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.89%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[89]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 467
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,486
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	467
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,486
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	4.38%
(PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[89]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,998
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	4.00%
(PIMCO International Bond Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 325% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	325.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund's investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of May 31, 2020 was 8.27 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -1.42%. For the periods shown in the bar chart, the highest quarterly return was 11.77% in the Q3 2010, and the lowest quarterly return was -8.42% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO International Bond Fund (Unhedged)) | Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.50%
(PIMCO International Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	2.67%
(PIMCO International Bond Fund (Unhedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2010	rr_AnnualReturn2010	12.47%
Annual Return 2011	rr_AnnualReturn2011	8.37%
Annual Return 2012	rr_AnnualReturn2012	6.70%
Annual Return 2013	rr_AnnualReturn2013	(5.63%)
Annual Return 2014	rr_AnnualReturn2014	1.04%
Annual Return 2015	rr_AnnualReturn2015	(6.86%)
Annual Return 2016	rr_AnnualReturn2016	3.81%
Annual Return 2017	rr_AnnualReturn2017	10.82%
Annual Return 2018	rr_AnnualReturn2018	(3.64%)
Annual Return 2019	rr_AnnualReturn2019	7.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -1.42%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.42%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.77% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.42% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	3.20%
(PIMCO International Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.08%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[78]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[78]
(PIMCO International Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.18%	[78]
5 Years	rr_AverageAnnualReturnYear05	1.12%	[78]
10 Years	rr_AverageAnnualReturnYear10	1.95%	[78]
(PIMCO International Bond Fund (Unhedged)) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	3.10%
(PIMCO International Bond Fund (Unhedged)) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,021
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	3.05%
(PIMCO International Bond Fund (Unhedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	2.95%
(PIMCO International Bond Fund (Unhedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 476
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,587
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	476
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,587
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	2.40%
(PIMCO International Bond Fund (Unhedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[90]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,095
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.02%
(PIMCO International Bond Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 333% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	333.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund's investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of May 31, 2020 was 8.27 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index. The Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.78%. For the periods shown in the bar chart, the highest quarterly return was 5.05% in the Q3 2012, and the lowest quarterly return was -4.00% in the Q2 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.29%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	2.67%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2010	rr_AnnualReturn2010	9.18%
Annual Return 2011	rr_AnnualReturn2011	6.77%
Annual Return 2012	rr_AnnualReturn2012	11.18%
Annual Return 2013	rr_AnnualReturn2013	0.90%
Annual Return 2014	rr_AnnualReturn2014	11.15%
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	7.03%
Annual Return 2017	rr_AnnualReturn2017	3.52%
Annual Return 2018	rr_AnnualReturn2018	2.63%
Annual Return 2019	rr_AnnualReturn2019	7.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.78%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.05% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.00% in the Q2 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	5.94%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.58%	[78]
5 Years	rr_AverageAnnualReturnYear05	2.36%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.87%	[78]
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.33%	[78]
5 Years	rr_AverageAnnualReturnYear05	2.37%	[78]
10 Years	rr_AverageAnnualReturnYear10	3.74%	[78]
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 985
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	5.67%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 473
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	681
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	681
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,554
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	5.11%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(PIMCO International Bond Fund (U.S. Dollar-Hedged)) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[77]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	5.25%
(PIMCO Gurtin California Municipal Intermediate Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management ("Gurtin"), the Fund's sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.
The Fund's investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state (in addition to California).
The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.
In selecting securities and obligations for the Fund's portfolio, Gurtin applies an ongoing research process to determine which municipal securities it expects to have advantageous relative value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund's portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities as Gurtin deems appropriate to enhance portfolio performance or harvest tax losses.
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares
Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations
General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors
Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states
Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds
Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable
Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax
Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability
U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Income Risk: the risk that when interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement
Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund and may cause Gurtin to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal
California and Single State Municipal Securities Risk: the risk that because the Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
A fund registered under the Investment Company Act of 1940 and managed by Gurtin (the "Predecessor Fund") was reorganized into the Fund effective on March 15, 2019. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund. The Fund's performance for periods prior to the commencement of operations effective March 18, 2019 is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary benchmark is the Bloomberg Barclays California 1-10 Year (1-12) Municipal Securities Index. The Bloomberg Barclays California 1-10 Year (1-12) Municipal Securities Index is a component of the Bloomberg Barclays California Municipal Bond Index, a subset of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.06%. For the periods shown in the bar chart, the highest quarterly return was 2.60% in the Q1 2019, and the lowest quarterly return was -3.86% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Gurtin California Municipal Intermediate Value Fund) | Bloomberg Barclays California 1-10 Year (1-12) Municipal Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015
(PIMCO Gurtin California Municipal Intermediate Value Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[92]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015
(PIMCO Gurtin California Municipal Intermediate Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[93]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 618
Annual Return 2016	rr_AnnualReturn2016	(0.68%)
Annual Return 2017	rr_AnnualReturn2017	4.74%
Annual Return 2018	rr_AnnualReturn2018	1.37%
Annual Return 2019	rr_AnnualReturn2019	6.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.06%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.60% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.86% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015
(PIMCO Gurtin California Municipal Intermediate Value Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.18%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015	[94]
(PIMCO Gurtin California Municipal Intermediate Value Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.35%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015	[94]
(PIMCO Gurtin California Municipal Opportunistic Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management ("Gurtin"), the Fund's sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.
The Fund's investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state (in addition to California).
The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.
In selecting securities and obligations for the Fund's portfolio, Gurtin applies an ongoing research process to determine which municipal securities it expects to have absolute value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund's portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities opportunistically to enhance portfolio performance or harvest tax losses.
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations
General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors
Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states
Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds
Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable
Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax
Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability
U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Income Risk: the risk that when interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement
Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund and may cause Gurtin to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal
California and Single State Municipal Securities Risk: the risk that because the Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
A privately offered fund managed by Gurtin (the "Private Predecessor Fund") was reorganized into a fund registered under the Investment Company Act of 1940 (the "1940 Act") that was also managed by Gurtin (the "Registered Predecessor Fund," together with the Private Predecessor Fund, the "Predecessor Funds") on or about November 3, 2014. The Private Predecessor Fund was organized on November 16, 2009 and commenced operations on May 3, 2010 and had an investment objective and strategies that were, in all material respects, identical to those of the Registered Predecessor Fund, and was managed by Gurtin in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Registered Predecessor Fund. However, the Private Predecessor Fund was not registered as an investment company under the 1940 Act, and the Private Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.
The Registered Predecessor Fund commenced operations on or about November 3, 2014 and had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed by Gurtin in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.
The Fund's performance for the period from May 3, 2010 to November 2, 2014 is that of the Private Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the Securities and Exchange Commission. The Fund's performance for the period from November 3, 2014 to March 15, 2019 is that of the Registered Predecessor Fund. The performance of the Private Predecessor Fund was calculated net of the Private Predecessor Fund's fees and expenses. The performance of the Predecessor Funds has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Funds had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown for that period in the bar chart and Average Annual Total Returns table below. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary benchmark is the Bloomberg Barclays California Municipal Bond Index. The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.84%. For the periods shown in the bar chart, the highest quarterly return was 4.49% in the Q2 2011, and the lowest quarterly return was -1.84% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Gurtin California Municipal Opportunistic Value Fund) | Bloomberg Barclays California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin California Municipal Opportunistic Value Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin California Municipal Opportunistic Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[95]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 796
Annual Return 2011	rr_AnnualReturn2011	11.42%
Annual Return 2012	rr_AnnualReturn2012	7.07%
Annual Return 2013	rr_AnnualReturn2013	1.40%
Annual Return 2014	rr_AnnualReturn2014	10.33%
Annual Return 2015	rr_AnnualReturn2015	3.12%
Annual Return 2016	rr_AnnualReturn2016	0.32%
Annual Return 2017	rr_AnnualReturn2017	3.46%
Annual Return 2018	rr_AnnualReturn2018	1.82%
Annual Return 2019	rr_AnnualReturn2019	5.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.84%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.49% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.84% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin California Municipal Opportunistic Value Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.01%	[94]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010	[94]
(PIMCO Gurtin California Municipal Opportunistic Value Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.03%	[94]
5 Years	rr_AverageAnnualReturnYear05	2.58%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010	[94]
(PIMCO Gurtin National Municipal Intermediate Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management ("Gurtin"), the Fund's sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.
The Fund's investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in Municipal Bonds the principal and interest payments of which are paid by obligors located in a single state.
The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.
In selecting securities and obligations for the Fund's portfolio, Gurtin applies an ongoing research process to determine which Municipal Bonds it expects to have advantageous relative value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund's portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities as Gurtin deems appropriate to enhance portfolio performance or harvest tax losses.
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations
General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors
Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states
Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds
Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable
Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax
Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability
U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Income Risk: the risk that when interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement
Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund and may cause Gurtin to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal
Single State Municipal Securities Risk: the risk that because the Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
A fund registered under the Investment Company Act of 1940 and managed by Gurtin (the "Predecessor Fund") was reorganized into the Fund effective March 15, 2019. The Predecessor Fund had an investment objective and strategies that were, in all materials respects, the same as those of the Fund. The Fund's performance for periods prior to the commencement of operations on March 18, 2019 is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary benchmark is the Bloomberg Barclays Municipal Bond 1-10 Year Blend (1-12) Index. Bloomberg Barclays Municipal Bond 1-10 Year Blend (1-12) Index is the 1-10 Year Blend (1-12) component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.18%. For the periods shown in the bar chart, the highest quarterly return was 2.59% in the Q1 2019, and the lowest quarterly return was -3.43% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Gurtin National Municipal Intermediate Value Fund) | Bloomberg Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
(PIMCO Gurtin National Municipal Intermediate Value Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
(PIMCO Gurtin National Municipal Intermediate Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[96]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 618
Annual Return 2016	rr_AnnualReturn2016	(0.06%)
Annual Return 2017	rr_AnnualReturn2017	4.12%
Annual Return 2018	rr_AnnualReturn2018	1.11%
Annual Return 2019	rr_AnnualReturn2019	6.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.18%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.59% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.43% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
(PIMCO Gurtin National Municipal Intermediate Value Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.48%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015	[94]
(PIMCO Gurtin National Municipal Intermediate Value Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.65%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015	[94]
(PIMCO Gurtin National Municipal Opportunistic Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management ("Gurtin"), the Fund's sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.
The Fund's investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in Municipal Bonds the principal and interest payments of which are paid by obligors located in a single state.
The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.
In selecting securities and obligations for the Fund's portfolio, Gurtin applies an ongoing research process to determine which Municipal Bonds it expects to have absolute value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund's portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities opportunistically to enhance portfolio performance or harvest tax losses.
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations
General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors
Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states
Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds
Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable
Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax
Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability
U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Income Risk: the risk that when interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature
Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested
Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates
When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement
Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund and may cause Gurtin to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal
Single State Municipal Securities Risk: the risk that because the Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
A privately offered fund managed by Gurtin (the "Private Predecessor Fund") was reorganized into a fund registered under the Investment Company Act of 1940 (the "1940 Act") that was also managed by Gurtin (the "Registered Predecessor Fund," together with the Private Predecessor Fund, the "Predecessor Funds") on or about November 3, 2014. The Private Predecessor Fund was organized on November 16, 2009 and commenced operations on May 3, 2010 and had an investment objective and strategies that were, in all material respects, identical to those of the Registered Predecessor Fund, and was managed by Gurtin in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Registered Predecessor Fund. However, the Private Predecessor Fund was not registered as an investment company under the 1940 Act, and the Private Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.
The Registered Predecessor Fund commenced operations on or about November 3, 2014 and had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed by Gurtin in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.
The Fund's performance for the period from May 3, 2010 to November 2, 2014 is that of the Private Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the Securities and Exchange Commission. The Fund's performance for the period from November 3, 2014 to March 15, 2019 is that of the Registered Predecessor Fund. The performance of the Private Predecessor Fund was calculated net of the Private Predecessor Fund's fees and expenses. The performance of the Predecessor Funds has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Funds had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown for that period in the bar chart and Average Annual Total Returns table below. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary benchmark is the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Bloomberg Barclays Municipal Bond Index, bonds must be rated investment-grade (Baa3/ BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. To be included in the index, bonds must also: (i) have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million; (ii) be fixed rate; (iii) have a dated-date after December 31, 1990; and (iv) be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index. Lipper General & Insured Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.11%. For the periods shown in the bar chart, the highest quarterly return was 4.31% in the Q2 2011, and the lowest quarterly return was -1.26% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Gurtin National Municipal Opportunistic Value Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin National Municipal Opportunistic Value Fund) | Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin National Municipal Opportunistic Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[97]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 796
Annual Return 2011	rr_AnnualReturn2011	11.06%
Annual Return 2012	rr_AnnualReturn2012	6.32%
Annual Return 2013	rr_AnnualReturn2013	0.55%
Annual Return 2014	rr_AnnualReturn2014	9.88%
Annual Return 2015	rr_AnnualReturn2015	2.60%
Annual Return 2016	rr_AnnualReturn2016	0.81%
Annual Return 2017	rr_AnnualReturn2017	3.63%
Annual Return 2018	rr_AnnualReturn2018	2.09%
Annual Return 2019	rr_AnnualReturn2019	6.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.11%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.31% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.26% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Gurtin National Municipal Opportunistic Value Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.37%	[94]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010	[94]
(PIMCO Gurtin National Municipal Opportunistic Value Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.86%	[94]
5 Years	rr_AverageAnnualReturnYear05	2.86%	[94]
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[94]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010	[94]
(PIMCO TRENDS Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive, risk-adjusted returns, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 18 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund's investment strategy represents a composite of financial and commodity derivatives designed to provide exposure to global financial market and commodity price trends. Within the strategy's allocations, contracts are positioned either long or short based on various characteristics related to their prices. When determining the target allocation for the strategy, PIMCO uses proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that differ from target allocations determined by quantitative models.
The Fund will invest under normal circumstances in derivative instruments linked to interest rates, currencies, mortgages, credit, commodities (including individual commodities and commodity indices), equity indices and volatility-related instruments. The Fund invests in derivative instruments, including futures, options on futures, options and swap agreements. The Fund may invest in derivative instruments on a speculative basis. The Fund's investments in derivative instruments will generally be backed by a short to intermediate duration portfolio which may consist of cash equivalent securities and Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund may seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund VIII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund and the Subsidiary may also temporarily hold physical commodities directly as a means of settling derivatives transactions.
The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index.
In addition, the Fund may invest its assets in particular sectors of the commodities futures market.
The Fund may invest in high yield securities ("junk bonds") rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. Lipper Alternative Managed Futures Funds Average is a total return performance average of funds tracked by Lipper Inc. that, by prospectus language, invest primarily in a basket of futures contracts with the aim of reduced volatility and positive returns in any market environment. Investment strategies are based on proprietary trading strategies that include the ability to go long and/or short.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.88%. For the periods shown in the bar chart, the highest quarterly return was 6.96% in the Q1 2016, and the lowest quarterly return was -6.84% in the Q2 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO TRENDS Managed Futures Strategy Fund) | 3 Month USD LIBOR (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Lipper Alternative Managed Futures Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[98]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[99]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[100],[101]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,981
Annual Return 2014	rr_AnnualReturn2014	20.60%
Annual Return 2015	rr_AnnualReturn2015	(9.21%)
Annual Return 2016	rr_AnnualReturn2016	3.26%
Annual Return 2017	rr_AnnualReturn2017	2.37%
Annual Return 2018	rr_AnnualReturn2018	2.36%
Annual Return 2019	rr_AnnualReturn2019	2.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.96% in the Q1 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.84% in the Q2 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.83%	[102]
5 Years	rr_AverageAnnualReturnYear05	(0.68%)	[102]
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[102]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[102]
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.71%	[102]
5 Years	rr_AverageAnnualReturnYear05	(0.24%)	[102]
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[102]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[102]
(PIMCO TRENDS Managed Futures Strategy Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[98]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[99]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[100],[101]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,089
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[98]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[99]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[100],[101]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	570
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,191
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[98]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[99]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[100],[101]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 731
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	731
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,823
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO CommoditiesPLUS® Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 52 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 514% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	514.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.
The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.
The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Administrative Class shares (July 31, 2014) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -27.37%. For the periods shown in the bar chart, the highest quarterly return was 15.62% in the Q1 2019, and the lowest quarterly return was -21.61% in the Q4 2014.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Administrative Class shares (July 31, 2014) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO CommoditiesPLUS® Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.90%
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	(3.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)	[103]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,215
Annual Return 2011	rr_AnnualReturn2011	(2.35%)
Annual Return 2012	rr_AnnualReturn2012	5.18%
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Annual Return 2014	rr_AnnualReturn2014	(24.83%)
Annual Return 2015	rr_AnnualReturn2015	(28.24%)
Annual Return 2016	rr_AnnualReturn2016	19.25%
Annual Return 2017	rr_AnnualReturn2017	10.84%
Annual Return 2018	rr_AnnualReturn2018	(12.14%)
Annual Return 2019	rr_AnnualReturn2019	19.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -27.37%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(27.37%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 15.62% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -21.61% in the Q4 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.11%	[107]
5 Years	rr_AverageAnnualReturnYear05	(2.81%)	[107]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.57%)	[107]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010	[107]
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.41%	[107]
5 Years	rr_AverageAnnualReturnYear05	(1.30%)	[107]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.97%)	[107]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010	[107]
(PIMCO CommoditiesPLUS® Strategy Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,331
1 Year	rr_AverageAnnualReturnYear01	19.38%
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,441
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,502
1 Year	rr_AverageAnnualReturnYear01	19.10%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	668
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	965
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,283
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,182
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[104]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[105],[106]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,526
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommodityRealReturn Strategy Fund®)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 52 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 262% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.
The Fund will generally seek to gain exposure to the commodity markets primarily through investments in swap agreements, futures, and options on futures and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.
The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.
The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Fund may invest its assets in particular sectors of the commodities market.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Class R shares (March 12, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.
The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -19.80%. For the periods shown in the bar chart, the highest quarterly return was 15.45% in the Q4 2010, and the lowest quarterly return was -16.28% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018) and Class R shares (March 12, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO CommodityRealReturn Strategy Fund®) | Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	(3.92%)
10 Years	rr_AverageAnnualReturnYear10	(4.73%)
(PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	(3.03%)
10 Years	rr_AverageAnnualReturnYear10	(4.88%)
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,776
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(7.56%)
Annual Return 2012	rr_AnnualReturn2012	5.31%
Annual Return 2013	rr_AnnualReturn2013	(14.81%)
Annual Return 2014	rr_AnnualReturn2014	(18.06%)
Annual Return 2015	rr_AnnualReturn2015	(25.70%)
Annual Return 2016	rr_AnnualReturn2016	14.54%
Annual Return 2017	rr_AnnualReturn2017	2.70%
Annual Return 2018	rr_AnnualReturn2018	(13.77%)
Annual Return 2019	rr_AnnualReturn2019	12.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -19.80%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.80%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 15.45% in the Q4 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -16.28% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	(3.29%)
10 Years	rr_AverageAnnualReturnYear10	(3.32%)
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.41%	[110]
5 Years	rr_AverageAnnualReturnYear05	(5.22%)	[110]
10 Years	rr_AverageAnnualReturnYear10	(5.75%)	[110]
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.21%	[110]
5 Years	rr_AverageAnnualReturnYear05	(3.28%)	[110]
10 Years	rr_AverageAnnualReturnYear10	(2.83%)	[110]
(PIMCO CommodityRealReturn Strategy Fund®) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,886
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	(3.38%)
10 Years	rr_AverageAnnualReturnYear10	(3.42%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,990
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	(3.43%)
10 Years	rr_AverageAnnualReturnYear10	(3.46%)
(PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,048
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	(3.52%)
10 Years	rr_AverageAnnualReturnYear10	(3.57%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,687
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	721
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,113
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,529
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,687
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	(4.79%)
10 Years	rr_AverageAnnualReturnYear10	(4.30%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	822
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,019
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	(4.46%)
10 Years	rr_AverageAnnualReturnYear10	(4.49%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[108]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[106],[109]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,521
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	(3.99%)
10 Years	rr_AverageAnnualReturnYear10	(4.01%)
(PIMCO Inflation Response Multi-Asset Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 52 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Administrative Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 346% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	346.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. PIMCO uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds (defined below) and/or direct investments to implement them within the Fund.
The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").
The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below). To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and asset classes specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO's discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models.
The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.
The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Commodity RealReturn Strategy Fund®, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 25% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.
Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
The following risks are principal risks of investing in the Fund.
Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines
Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives
The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved
Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur
Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected
Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk
Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources
Gold-Related Risk: the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund measures its performance against its benchmark, the Inflation Response Index (the "Index"). The Index represents a diversified basket of asset classes that serve either as an explicit or as an implicit hedge against inflation. The Index is a blend of 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, and 10% Bloomberg Gold Subindex Total Return Index. The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities ("TIPS") rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities, which is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging market countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index, a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) that includes only REITs and REIT-like securities, seeks to measure the performance of publicly-traded real estate securities. The Dow Jones U.S. Select REIT Total Return Index is designed to serve as a proxy for direct real estate investment. The Bloomberg Gold Subindex Total Return Index reflects the return on fully-collateralized positions in the underlying commodity futures.
The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -2.55%. For the periods shown in the bar chart, the highest quarterly return was 5.42% in the Q1 2019, and the lowest quarterly return was -9.32% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Inflation Response Multi-Asset Fund) | 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Inflation Response Multi-Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Inflation Response Multi-Asset Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[111]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[112]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[113],[114]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,244
Annual Return 2012	rr_AnnualReturn2012	9.56%
Annual Return 2013	rr_AnnualReturn2013	(9.29%)
Annual Return 2014	rr_AnnualReturn2014	1.57%
Annual Return 2015	rr_AnnualReturn2015	(6.77%)
Annual Return 2016	rr_AnnualReturn2016	10.53%
Annual Return 2017	rr_AnnualReturn2017	8.59%
Annual Return 2018	rr_AnnualReturn2018	(3.71%)
Annual Return 2019	rr_AnnualReturn2019	10.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -2.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.55%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.42% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.32% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Inflation Response Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.11%	[115]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[115]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[115]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011	[115]
(PIMCO Inflation Response Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.93%	[115]
5 Years	rr_AverageAnnualReturnYear05	1.78%	[115]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[115]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011	[115]
(PIMCO Inflation Response Multi-Asset Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[111]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[112]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[113],[114]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,359
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	3.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Inflation Response Multi-Asset Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[111]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[112]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[113],[114]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,530
(PIMCO Inflation Response Multi-Asset Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[111]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[112]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[113],[114]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,207
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,298
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,207
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
(PIMCO Long-Term Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 250% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Additionally, "real yield" equals "nominal yield" less the market implied rate of inflation, and "nominal yield" is the interest rate that an issuer has promised to pay on an instrument that is not an inflation-linked instrument. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration, the most common method of calculating duration, takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure effective duration, effective duration for real return bonds, which are based on real yields, are converted through a conversion factor. The resulting nominal effective duration typically can range from 20% and 90% of the respective real effective duration. All security holdings will be measured in nominal effective duration terms. Similarly, the effective duration of the Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the securities comprising the Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index, as calculated by PIMCO, which as of May 31, 2020, as converted, was 21.65 years. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.
The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).
The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. The Lipper Inflation-Protected Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 16.97%. For the periods shown in the bar chart, the highest quarterly return was 9.22% in the Q3 2011, and the lowest quarterly return was -12.36% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Long-Term Real Return Fund) | Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	5.56%
(PIMCO Long-Term Real Return Fund) | Lipper Inflation-Protected Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.62%
(PIMCO Long-Term Real Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%	[116]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[117]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Annual Return 2010	rr_AnnualReturn2010	11.09%
Annual Return 2011	rr_AnnualReturn2011	22.06%
Annual Return 2012	rr_AnnualReturn2012	13.69%
Annual Return 2013	rr_AnnualReturn2013	(16.51%)
Annual Return 2014	rr_AnnualReturn2014	10.81%
Annual Return 2015	rr_AnnualReturn2015	(6.65%)
Annual Return 2016	rr_AnnualReturn2016	7.88%
Annual Return 2017	rr_AnnualReturn2017	8.83%
Annual Return 2018	rr_AnnualReturn2018	(6.52%)
Annual Return 2019	rr_AnnualReturn2019	17.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 16.97%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 9.22% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -12.36% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	5.52%
(PIMCO Long-Term Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.74%	[118]
5 Years	rr_AverageAnnualReturnYear05	2.48%	[118]
10 Years	rr_AverageAnnualReturnYear10	2.98%	[118]
(PIMCO Long-Term Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%	[118]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[118]
10 Years	rr_AverageAnnualReturnYear10	3.49%	[118]
(PIMCO Long-Term Real Return Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.60%	[116]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[117]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	16.98%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	5.41%
(PIMCO Long-Term Real Return Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%	[116]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[117]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
(PIMCO Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 52 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 314% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	314.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Additionally, "real yield" equals "nominal yield" less the market implied rate of inflation, and "nominal yield" is the interest rate that an issuer has promised to pay on an instrument that is not an inflation-linked instrument.
Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration, the most common method of calculating duration, takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure effective duration, effective duration for real return bonds, which are based on real yields, are converted through a conversion factor. The resulting nominal effective duration typically can range from 20% and 90% of the respective real effective duration. All security holdings will be measured in nominal effective duration terms. Similarly, the effective duration of the Bloomberg Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the securities comprising the Bloomberg Barclays U.S. TIPS Index, as calculated by PIMCO, which as of May 31, 2020 was 7.84 years.
The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information (the "SAI"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. The Lipper Inflation-Protected Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 6.20%. For the periods shown in the bar chart, the highest quarterly return was 4.22% in the Q2 2014, and the lowest quarterly return was -8.30% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	3.36%
(PIMCO Real Return Fund) | Lipper Inflation-Protected Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.62%
(PIMCO Real Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2010	rr_AnnualReturn2010	7.81%
Annual Return 2011	rr_AnnualReturn2011	11.57%
Annual Return 2012	rr_AnnualReturn2012	9.25%
Annual Return 2013	rr_AnnualReturn2013	(9.05%)
Annual Return 2014	rr_AnnualReturn2014	3.42%
Annual Return 2015	rr_AnnualReturn2015	(2.75%)
Annual Return 2016	rr_AnnualReturn2016	5.04%
Annual Return 2017	rr_AnnualReturn2017	3.92%
Annual Return 2018	rr_AnnualReturn2018	(1.97%)
Annual Return 2019	rr_AnnualReturn2019	8.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 6.20%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.22% in the Q2 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.30% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.38%
(PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.67%	[121]
5 Years	rr_AverageAnnualReturnYear05	1.67%	[121]
10 Years	rr_AverageAnnualReturnYear10	2.30%	[121]
(PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.03%	[121]
5 Years	rr_AverageAnnualReturnYear05	1.53%	[121]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[121]
(PIMCO Real Return Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	3.28%
(PIMCO Real Return Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 902
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	3.22%
(PIMCO Real Return Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(PIMCO Real Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 466
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,475
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	466
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,475
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	2.65%
(PIMCO Real Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,713
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	2.45%
(PIMCO Real Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[119]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	2.71%
(PIMCO RealEstateRealReturn Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 52 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred securities as well as convertible securities of issuers in real estate-related industries.
The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).
The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table for Class A and Class C shares reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -17.23%. For the periods shown in the bar chart, the highest quarterly return was 18.95% in the Q4 2011, and the lowest quarterly return was -12.15% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table for Class A and Class C shares reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.10%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	11.57%
(PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.95%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	11.33%
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,431
Annual Return 2010	rr_AnnualReturn2010	39.35%
Annual Return 2011	rr_AnnualReturn2011	26.18%
Annual Return 2012	rr_AnnualReturn2012	28.65%
Annual Return 2013	rr_AnnualReturn2013	(13.07%)
Annual Return 2014	rr_AnnualReturn2014	38.23%
Annual Return 2015	rr_AnnualReturn2015	4.40%
Annual Return 2016	rr_AnnualReturn2016	9.34%
Annual Return 2017	rr_AnnualReturn2017	4.31%
Annual Return 2018	rr_AnnualReturn2018	(6.43%)
Annual Return 2019	rr_AnnualReturn2019	29.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -17.23%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.23%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 18.95% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -12.15% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.15%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	29.56%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	14.65%
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.38%	[123]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[123]
10 Years	rr_AverageAnnualReturnYear10	9.04%	[123]
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.37%	[123]
5 Years	rr_AverageAnnualReturnYear05	5.09%	[123]
10 Years	rr_AverageAnnualReturnYear10	8.94%	[123]
(PIMCO RealEstateRealReturn Strategy Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,534
1 Year	rr_AverageAnnualReturnYear01	29.46%
5 Years	rr_AverageAnnualReturnYear05	7.51%
10 Years	rr_AverageAnnualReturnYear10	14.54%
(PIMCO RealEstateRealReturn Strategy Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,632
1 Year	rr_AverageAnnualReturnYear01	29.37%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	14.49%
(PIMCO RealEstateRealReturn Strategy Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,686
(PIMCO RealEstateRealReturn Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,230
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	789
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,286
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,807
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,230
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	13.55%
(PIMCO RealEstateRealReturn Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[122]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[120]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 428
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,549
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	328
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,698
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,549
1 Year	rr_AverageAnnualReturnYear01	26.96%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	13.35%
(PIMCO Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None	[124]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class M, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.
The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.
The Fund may enter into reverse repurchase agreements and sale buy back transactions to satisfy redemption requests or for other temporary or emergency purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Reverse Repurchase Agreements and Other Borrowings Risk: the risk that reverse repurchase agreements or other borrowings may increase the Fund's overall investment exposure and that the related transaction costs may detract from Fund performance
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class M shares. For periods prior to the inception date of Class A, Class C and I-2 shares (May 14, 2009) and Institutional Class and Administrative Class shares (May 13, 2016), performance information shown in the table for that class is based on the performance of the Fund's Class M shares, adjusted to reflect the fees and expenses paid by these classes of shares. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the FTSE 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisons began on 01/31/09. The Lipper Institutional U.S. Government Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class M*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.30%. For the periods shown in the bar chart, the highest quarterly return was 0.58% in the Q2 2019, and the lowest quarterly return was 0.00% in the Q3 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class M shares. For periods prior to the inception date of Class A, Class C and I-2 shares (May 14, 2009) and Institutional Class and Administrative Class shares (May 13, 2016), performance information shown in the table for that class is based on the performance of the Fund's Class M shares, adjusted to reflect the fees and expenses paid by these classes of shares. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Government Money Market Fund) | FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	0.56%
(PIMCO Government Money Market Fund) | Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	0.41%	[125]
(PIMCO Government Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.52%
(PIMCO Government Money Market Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	0.92%
10 Years	rr_AverageAnnualReturnYear10	0.47%
(PIMCO Government Money Market Fund) | Class M
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.05%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	0.81%
Annual Return 2018	rr_AnnualReturn2018	1.78%
Annual Return 2019	rr_AnnualReturn2019	2.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.30%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 0.58% in the Q2 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was 0.00% in the Q3 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.52%
(PIMCO Government Money Market Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.52%
(PIMCO Government Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	0.45%
(PIMCO Government Money Market Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[126]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	0.45%
(PIMCO Low Duration Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 37 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 269% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	269.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.28%. For the periods shown in the bar chart, the highest quarterly return was 2.22% in the Q3 2012, and the lowest quarterly return was -1.85% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Low Duration Fund) | ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.22%
(PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO Low Duration Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2010	rr_AnnualReturn2010	4.96%
Annual Return 2011	rr_AnnualReturn2011	1.71%
Annual Return 2012	rr_AnnualReturn2012	6.16%
Annual Return 2013	rr_AnnualReturn2013	0.10%
Annual Return 2014	rr_AnnualReturn2014	0.78%
Annual Return 2015	rr_AnnualReturn2015	0.67%
Annual Return 2016	rr_AnnualReturn2016	1.91%
Annual Return 2017	rr_AnnualReturn2017	1.84%
Annual Return 2018	rr_AnnualReturn2018	0.51%
Annual Return 2019	rr_AnnualReturn2019	4.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.28%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.22% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.85% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.29%
(PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.06%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[129]
(PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.64%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.98%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.31%	[129]
(PIMCO Low Duration Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	2.19%
(PIMCO Low Duration Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,301
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	2.14%
(PIMCO Low Duration Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.04%
(PIMCO Low Duration Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,602
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,602
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	1.72%
(PIMCO Low Duration Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,802
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	1.64%
(PIMCO Low Duration Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[127]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[128]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	1.69%
(PIMCO Low Duration Fund II)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 234% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	234.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security. PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.77%. For the periods shown in the bar chart, the highest quarterly return was 1.71% in the Q3 2012, and the lowest quarterly return was -1.85% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Low Duration Fund II) | ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.22%
(PIMCO Low Duration Fund II) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO Low Duration Fund II) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[130]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2010	rr_AnnualReturn2010	3.57%
Annual Return 2011	rr_AnnualReturn2011	2.15%
Annual Return 2012	rr_AnnualReturn2012	4.44%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.61%
Annual Return 2015	rr_AnnualReturn2015	0.25%
Annual Return 2016	rr_AnnualReturn2016	2.19%
Annual Return 2017	rr_AnnualReturn2017	1.66%
Annual Return 2018	rr_AnnualReturn2018	0.61%
Annual Return 2019	rr_AnnualReturn2019	3.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.77%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 1.71% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.85% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.92%
(PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.67%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.08%	[129]
(PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.25%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.14%	[129]
(PIMCO Low Duration Fund II) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[130]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	1.67%
(PIMCO Low Duration ESG Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or I-3 shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 296% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	296.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. Labeled green bonds are those issues with proceeds specifically earmarked to be used for climate and environmental projects. Labeled green bonds are often verified by a third party, which certifies that the bond will fund projects that include environmental benefits. In addition, the Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.
In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.
The Fund may avoid investment in the securities of issuers whose business practices with respect to the environment, social responsibility, and governance ("ESG practices") are not to PIMCO's satisfaction. In determining the efficacy of an issuer's ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO's activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO's engagement efforts or through the company's own initiatives. It may also exclude those issuers that are not receptive to PIMCO's engagement efforts, as determined in PIMCO's sole discretion.
The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security. PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Environmental, Social and Governance Investing Risk: the risk that, because the Fund's ESG strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund's performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.09%. For the periods shown in the bar chart, the highest quarterly return was 2.14% in the Q3 2012, and the lowest quarterly return was -2.01% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Low Duration ESG Fund) | ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.22%
(PIMCO Low Duration ESG Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO Low Duration ESG Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[131]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2010	rr_AnnualReturn2010	5.38%
Annual Return 2011	rr_AnnualReturn2011	2.38%
Annual Return 2012	rr_AnnualReturn2012	6.00%
Annual Return 2013	rr_AnnualReturn2013	0.24%
Annual Return 2014	rr_AnnualReturn2014	0.82%
Annual Return 2015	rr_AnnualReturn2015	0.65%
Annual Return 2016	rr_AnnualReturn2016	1.51%
Annual Return 2017	rr_AnnualReturn2017	1.69%
Annual Return 2018	rr_AnnualReturn2018	0.31%
Annual Return 2019	rr_AnnualReturn2019	4.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.09%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.14% in the Q3 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.01% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.30%
(PIMCO Low Duration ESG Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.21%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.89%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.38%	[129]
(PIMCO Low Duration ESG Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%	[129]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[129]
(PIMCO Low Duration ESG Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[131]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	2.20%
(PIMCO Low Duration ESG Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[131]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 961
(PIMCO Short Asset Investment Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 37 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None	[124]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class M, Administrative Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on PIMCO's market forecasts and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security. PIMCO will use the highest rating as the credit rating for that security. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class M shares (December 21, 2015) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges, which applied prior to December 2, 2019. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's benchmark index is the FTSE 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not reflect deductions for fees, expenses or taxes.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.61%. For the periods shown in the bar chart, the highest quarterly return was 0.80% in the Q1 2019, and the lowest quarterly return was -0.12% in the Q4 2014.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class M shares (December 21, 2015) and I-3 shares (April 27, 2018), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges, which applied prior to December 2, 2019. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Short Asset Investment Fund) | FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
Annual Return 2013	rr_AnnualReturn2013	0.72%
Annual Return 2014	rr_AnnualReturn2014	0.59%
Annual Return 2015	rr_AnnualReturn2015	0.68%
Annual Return 2016	rr_AnnualReturn2016	1.73%
Annual Return 2017	rr_AnnualReturn2017	1.92%
Annual Return 2018	rr_AnnualReturn2018	1.98%
Annual Return 2019	rr_AnnualReturn2019	2.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.61%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 0.80% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -0.12% in the Q4 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.56%	[134]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[134]
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[134]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[134]
(PIMCO Short Asset Investment Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.56%	[134]
5 Years	rr_AverageAnnualReturnYear05	1.03%	[134]
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[134]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[134]
(PIMCO Short Asset Investment Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 697
1 Year	rr_AverageAnnualReturnYear01	2.49%
5 Years	rr_AverageAnnualReturnYear05	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Class M
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 456
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[133]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short-Term Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 37 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 222% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on PIMCO's market forecasts and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
LIBOR Transition Risk: the risk related to the anticipated discontinuation of the London Interbank Offered Rate ("LIBOR") by the end of 2021. Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.70%. For the periods shown in the bar chart, the highest quarterly return was 1.53% in the Q1 2012, and the lowest quarterly return was -1.00% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Short-Term Fund) | FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	0.56%
(PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	1.13%
(PIMCO Short-Term Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2010	rr_AnnualReturn2010	1.93%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Annual Return 2012	rr_AnnualReturn2012	3.44%
Annual Return 2013	rr_AnnualReturn2013	0.84%
Annual Return 2014	rr_AnnualReturn2014	0.97%
Annual Return 2015	rr_AnnualReturn2015	1.37%
Annual Return 2016	rr_AnnualReturn2016	2.57%
Annual Return 2017	rr_AnnualReturn2017	2.43%
Annual Return 2018	rr_AnnualReturn2018	1.51%
Annual Return 2019	rr_AnnualReturn2019	2.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.70%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 1.53% in the Q1 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.00% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	1.81%
(PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.52%	[129]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.06%	[129]
(PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.61%	[129]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[129]
10 Years	rr_AverageAnnualReturnYear10	1.08%	[129]
(PIMCO Short-Term Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	1.71%
(PIMCO Short-Term Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 926
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.66%
(PIMCO Short-Term Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	1.55%
(PIMCO Short-Term Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	475
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,193
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.31%
(PIMCO Short-Term Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	1.24%
(PIMCO Short-Term Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[135]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[132]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.29%
(PIMCO California Intermediate Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays California Intermediate Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2020 was 5.10 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.57%. For the periods shown in the bar chart, the highest quarterly return was 3.22% in the Q3 2010, and the lowest quarterly return was -3.79% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO California Intermediate Municipal Bond Fund) | Bloomberg Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	4.22%
(PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.36%
(PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.445%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.445%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 561
Annual Return 2010	rr_AnnualReturn2010	5.08%
Annual Return 2011	rr_AnnualReturn2011	5.98%
Annual Return 2012	rr_AnnualReturn2012	6.13%
Annual Return 2013	rr_AnnualReturn2013	(1.22%)
Annual Return 2014	rr_AnnualReturn2014	5.24%
Annual Return 2015	rr_AnnualReturn2015	2.97%
Annual Return 2016	rr_AnnualReturn2016	(0.46%)
Annual Return 2017	rr_AnnualReturn2017	4.60%
Annual Return 2018	rr_AnnualReturn2018	1.05%
Annual Return 2019	rr_AnnualReturn2019	6.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.22% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.22%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.79% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	3.53%
(PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.27%	[136]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[136]
10 Years	rr_AverageAnnualReturnYear10	3.49%	[136]
(PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.69%	[136]
5 Years	rr_AverageAnnualReturnYear05	2.74%	[136]
10 Years	rr_AverageAnnualReturnYear10	3.33%	[136]
(PIMCO California Intermediate Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.545%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.545%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 683
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	3.43%
(PIMCO California Intermediate Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.525%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.775%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,164
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	467
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	646
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,164
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.88%
(PIMCO California Intermediate Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.525%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.525%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	832
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,818
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	2.42%
(PIMCO California Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays California Municipal Bond Index, as calculated by PIMCO, which as of May 31, 2020 was 6.33 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Small Fund Risk: the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Lipper California Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of ten years or more.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 2.97%. For the periods shown in the bar chart, the highest quarterly return was 3.95% in the Q2 2016, and the lowest quarterly return was -5.50% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO California Municipal Bond Fund) | Bloomberg Barclays California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Municipal Bond Fund) | Lipper California Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[137]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Annual Return 2013	rr_AnnualReturn2013	(3.27%)
Annual Return 2014	rr_AnnualReturn2014	10.16%
Annual Return 2015	rr_AnnualReturn2015	4.47%
Annual Return 2016	rr_AnnualReturn2016	0.73%
Annual Return 2017	rr_AnnualReturn2017	7.29%
Annual Return 2018	rr_AnnualReturn2018	1.09%
Annual Return 2019	rr_AnnualReturn2019	9.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 2.97%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.95% in the Q2 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.50% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.01%	[138]
5 Years	rr_AverageAnnualReturnYear05	4.41%	[138]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[138]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[138]
(PIMCO California Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.45%	[138]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[138]
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[138]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[138]
(PIMCO California Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[137]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[137]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	306
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	478
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,204
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[137]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO California Short Duration Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 0.69%. For the periods shown in the bar chart, the highest quarterly return was 0.97% in the Q1 2019, and the lowest quarterly return was -1.06% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO California Short Duration Municipal Income Fund) | Bloomberg Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.04%
(PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Annual Return 2010	rr_AnnualReturn2010	1.20%
Annual Return 2011	rr_AnnualReturn2011	0.75%
Annual Return 2012	rr_AnnualReturn2012	0.75%
Annual Return 2013	rr_AnnualReturn2013	0.56%
Annual Return 2014	rr_AnnualReturn2014	0.74%
Annual Return 2015	rr_AnnualReturn2015	0.81%
Annual Return 2016	rr_AnnualReturn2016	(0.11%)
Annual Return 2017	rr_AnnualReturn2017	1.69%
Annual Return 2018	rr_AnnualReturn2018	1.35%
Annual Return 2019	rr_AnnualReturn2019	2.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 0.69%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 0.97% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.06% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	1.05%
(PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.78%	[136]
5 Years	rr_AverageAnnualReturnYear05	1.27%	[136]
10 Years	rr_AverageAnnualReturnYear10	1.02%	[136]
(PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.32%	[136]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[136]
10 Years	rr_AverageAnnualReturnYear10	1.06%	[136]
(PIMCO California Short Duration Municipal Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.95%
(PIMCO California Short Duration Municipal Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,111
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.42%
(PIMCO High Yield Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (commonly known as "junk bonds"). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to the applicable state-specific risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.
The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays High Yield Municipal Bond Index, as calculated by PIMCO, which as of May 31, 2020 was 7.08 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Fund's primary benchmark is the Bloomberg Barclays High Yield Municipal Bond Index. The Bloomberg Barclays High Yield Municipal Bond Index is a rules-based, market-value-weighted index that measures the non-investment grade and non-rated U.S. tax-exempt bond market. To be included in the Index, bonds must be rated non-investment-grade (Ba1/BB+/BB+ or below) using the middle rating of the following rating agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine Index eligibility. If only one of the three agencies rates a security, that rating is used. Non-rated issues are also eligible. Bonds must have an outstanding par value of at least $3 million and must be issued as part of a transaction of at least $20 million. The bonds must be fixed-rate, have a dated-date after January 1, 1991, and must be at least one year from their maturity date. Defaulted securities, remarketed issues, taxable municipal bonds, bonds with floating rates, partially pre-refunded bonds where no new securities are issued, illiquid securities that lack reliable pricing, and private placements are excluded from the benchmark. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is -0.04%. For the periods shown in the bar chart, the highest quarterly return was 5.33% in the Q2 2011, and the lowest quarterly return was -5.40% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO High Yield Municipal Bond Fund) | Bloomberg Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	7.15%
(PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.64%
(PIMCO High Yield Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[139]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2010	rr_AnnualReturn2010	4.88%
Annual Return 2011	rr_AnnualReturn2011	8.55%
Annual Return 2012	rr_AnnualReturn2012	14.96%
Annual Return 2013	rr_AnnualReturn2013	(5.29%)
Annual Return 2014	rr_AnnualReturn2014	12.48%
Annual Return 2015	rr_AnnualReturn2015	6.32%
Annual Return 2016	rr_AnnualReturn2016	2.25%
Annual Return 2017	rr_AnnualReturn2017	9.81%
Annual Return 2018	rr_AnnualReturn2018	2.24%
Annual Return 2019	rr_AnnualReturn2019	10.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is -0.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.04%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.33% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.40% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.19%	[136]
5 Years	rr_AverageAnnualReturnYear05	5.96%	[136]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[136]
(PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.74%	[136]
5 Years	rr_AverageAnnualReturnYear05	5.57%	[136]
10 Years	rr_AverageAnnualReturnYear10	6.03%	[136]
(PIMCO High Yield Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[139]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	6.40%
(PIMCO High Yield Municipal Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[139]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,021
(PIMCO High Yield Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[139]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,342
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	318
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	728
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,342
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(PIMCO High Yield Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[139]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,987
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	5.42%
(PIMCO Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays Municipal Bond Index, as calculated by PIMCO, which as of May 31, 2020 was 6.08 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and must be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Lipper General & Insured Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 4.27% in the Q1 2014, and the lowest quarterly return was -4.68% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(PIMCO Municipal Bond Fund) | Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	4.28%
(PIMCO Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[141]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2010	rr_AnnualReturn2010	3.55%
Annual Return 2011	rr_AnnualReturn2011	9.28%
Annual Return 2012	rr_AnnualReturn2012	10.35%
Annual Return 2013	rr_AnnualReturn2013	(3.57%)
Annual Return 2014	rr_AnnualReturn2014	10.75%
Annual Return 2015	rr_AnnualReturn2015	4.23%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	7.46%
Annual Return 2018	rr_AnnualReturn2018	1.38%
Annual Return 2019	rr_AnnualReturn2019	8.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.85%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.27% in the Q1 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.27%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.68% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	5.11%
(PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.29%	[136]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[136]
10 Years	rr_AverageAnnualReturnYear10	5.01%	[136]
(PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.29%	[136]
5 Years	rr_AverageAnnualReturnYear05	4.01%	[136]
10 Years	rr_AverageAnnualReturnYear10	4.73%	[136]
(PIMCO Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[141]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	5.00%
(PIMCO Municipal Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[141]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 878
(PIMCO Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[141]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	481
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,216
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	4.47%
(PIMCO Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[141]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,590
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	4.26%
(PIMCO National Intermediate Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum tax exempt income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays 1-15 Year Municipal Bond Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2020 was 4.85 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays 1-15 Year Municipal Bond Index is the 1-15 Year (1-17) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.45%. For the periods shown in the bar chart, the highest quarterly return was 2.79% in the Q1 2019, and the lowest quarterly return was -4.09% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO National Intermediate Municipal Bond Fund) | Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO National Intermediate Municipal Bond Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO National Intermediate Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567
Annual Return 2013	rr_AnnualReturn2013	(2.26%)
Annual Return 2014	rr_AnnualReturn2014	6.97%
Annual Return 2015	rr_AnnualReturn2015	3.27%
Annual Return 2016	rr_AnnualReturn2016	(0.24%)
Annual Return 2017	rr_AnnualReturn2017	5.31%
Annual Return 2018	rr_AnnualReturn2018	1.08%
Annual Return 2019	rr_AnnualReturn2019	6.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.45%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.79% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.09% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO National Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.87%	[142]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[142]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[142]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[142]
(PIMCO National Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.09%	[142]
5 Years	rr_AverageAnnualReturnYear05	3.01%	[142]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[142]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[142]
(PIMCO National Intermediate Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO National Intermediate Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	475
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,193
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO National Intermediate Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	5.02%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO New York Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.
The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg Barclays New York Municipal Bond Index, as calculated by PIMCO, which as of May 31, 2020 was 6.11 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C shares (August 31, 2009) and I-2 shares (November 19, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.47%. For the periods shown in the bar chart, the highest quarterly return was 3.47% in the Q3 2010, and the lowest quarterly return was -3.96% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C shares (August 31, 2009) and I-2 shares (November 19, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO New York Municipal Bond Fund) | Bloomberg Barclays New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	4.13%
(PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	4.01%
(PIMCO New York Municipal Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.445%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[143]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.495%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.495%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 622
Annual Return 2010	rr_AnnualReturn2010	3.37%
Annual Return 2011	rr_AnnualReturn2011	7.05%
Annual Return 2012	rr_AnnualReturn2012	7.18%
Annual Return 2013	rr_AnnualReturn2013	(2.79%)
Annual Return 2014	rr_AnnualReturn2014	9.99%
Annual Return 2015	rr_AnnualReturn2015	3.26%
Annual Return 2016	rr_AnnualReturn2016	0.54%
Annual Return 2017	rr_AnnualReturn2017	5.78%
Annual Return 2018	rr_AnnualReturn2018	0.98%
Annual Return 2019	rr_AnnualReturn2019	7.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.47%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.47% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.96% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	4.22%
(PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%	[136]
5 Years	rr_AverageAnnualReturnYear05	3.53%	[136]
10 Years	rr_AverageAnnualReturnYear10	4.17%	[136]
(PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.56%	[136]
5 Years	rr_AverageAnnualReturnYear05	3.46%	[136]
10 Years	rr_AverageAnnualReturnYear10	4.02%	[136]
(PIMCO New York Municipal Bond Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.545%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[143]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.595%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.595%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 744
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	4.12%
(PIMCO New York Municipal Bond Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.645%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[143]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.695%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.645%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 860
(PIMCO New York Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.525%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[143]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.825%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.825%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	672
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,222
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.57%
(PIMCO New York Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.525%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[143]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.575%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[140]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.575%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	497
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	858
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,873
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	3.10%
(PIMCO Short Duration Municipal Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 46 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on PIMCO's market forecasts and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker, or the clearinghouse. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 Year (1-2) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. It is not possible to invest directly in an index. The Lipper Short Municipal Debt Funds Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*The year-to-date return as of June 30, 2020 is 1.44%. For the periods shown in the bar chart, the highest quarterly return was 1.35% in the Q1 2019, and the lowest quarterly return was -1.22% in the Q4 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Short Duration Municipal Income Fund) | Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	1.10%
(PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	1.13%
10 Years	rr_AverageAnnualReturnYear10	1.19%
(PIMCO Short Duration Municipal Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[144]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Annual Return 2010	rr_AnnualReturn2010	1.90%
Annual Return 2011	rr_AnnualReturn2011	0.65%
Annual Return 2012	rr_AnnualReturn2012	1.51%
Annual Return 2013	rr_AnnualReturn2013	0.57%
Annual Return 2014	rr_AnnualReturn2014	1.09%
Annual Return 2015	rr_AnnualReturn2015	0.93%
Annual Return 2016	rr_AnnualReturn2016	(0.22%)
Annual Return 2017	rr_AnnualReturn2017	2.31%
Annual Return 2018	rr_AnnualReturn2018	1.43%
Annual Return 2019	rr_AnnualReturn2019	3.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2020 is 1.44%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 1.35% in the Q1 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.22% in the Q4 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.37%
(PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.51%	[136]
5 Years	rr_AverageAnnualReturnYear05	1.55%	[136]
10 Years	rr_AverageAnnualReturnYear10	1.33%	[136]
(PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.87%	[136]
5 Years	rr_AverageAnnualReturnYear05	1.55%	[136]
10 Years	rr_AverageAnnualReturnYear10	1.34%	[136]
(PIMCO Short Duration Municipal Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[144]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	1.27%
(PIMCO Short Duration Municipal Income Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[144]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 660
(PIMCO Short Duration Municipal Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[144]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,111
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	0.73%
(PIMCO Short Duration Municipal Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[144]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,259
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	0.66%

[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.32%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.865%, 0.965%, 1.015%, 1.115%, 1.315%, 2.065% and 1.565% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	PIMCO has contractually agreed, through July 31, 2021, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[4]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[6]	Interest expense of 1.28% results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of such line of credit in seeking to achieve the objective of the Fund.
[7]	PIMCO has contractually agreed, through July 31, 2021, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[8]	"Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 1.28% and 0.47%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.24%, 1.34%, 1.39%, 1.49%, 1.69% and 2.44% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[9]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[10]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[11]	PIMCO has contractually agreed, through July 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. For purposes of the expense reduciton described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.
[12]	"Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 0.33% and 0.20%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.95%, 1.05%, 1.40% and 2.15% for Institutional Class, I-2, Class A and Class C shares, respectively.
[13]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[14]	PIMCO has contractually agreed, through July 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.
[15]	"Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 0.02% and 0.30%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.15%, 1.25% and 1.55% for Institutional Class, I-2 and Class A shares, respectively.
[16]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[17]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[18]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.81%, 0.91%, 0.96%, 1.21%, 1.96% and 1.46% for Institutional Class, I-2, I-3, Class A, Class C and Class R shares, respectively.
[19]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[20]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[21]	"Other Expenses" include interest expense of 1.21%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60% and 0.90% for Institutional Class, I-2 and Class A shares, respectively.
[22]	"Other Expenses" include interest expense of 0.33%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[23]	"Other Expenses" include interest expense of 0.35%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[24]	"Other Expenses" include interest expense of 0.57%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60%, 0.90% and 1.65% for Institutional Class, I-2, Class A and Class C shares, respectively.
[25]	"Other Expenses" include interest expense of 1.38%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.475%, 0.575%, 0.625%, 0.725%, 0.825% and 1.575% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[26]	"Other Expenses" include interest expense of 0.15%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.46% and 0.56% for Institutional Class and I-2 shares, respectively.
[27]	"Other Expenses" include interest expense of 0.25%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[28]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[29]	"Other Expenses" include interest expense of 1.22%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.60%, 0.70%, 0.75%, 1.00% and 1.75% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[30]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[31]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.51%, 0.61%, 0.91% and 1.66% for Institutional Class, I-2, Class A and Class C shares, respectively.
[32]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for each share class of the Fund by 0.05% of the average daily net assets attributable to the applicable class of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years from the date of waiver.
[33]	"Other Expenses" include interest expense of 0.24%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%, 0.56%, 0.61%, 0.71%, 0.80%, 1.55% and 1.05% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[34]	"Other Expenses" include interest expense of 0.26%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60% and 0.75% for Institutional Class, I-2 and Administrative Class shares, respectively.
[35]	"Other Expenses" include interest expense of 0.30%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50% and 0.85% for Institutional Class and Class A shares, respectively.
[36]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[37]	"Other Expenses" include interest expense of 0.46%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[38]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.90%, 1.00%, 1.05%, 1.30% and 2.05% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[39]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[40]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[41]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.75%, 0.85%, 0.90%, 1.00%, 1.15% and 1.90% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[42]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[43]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.55%, 0.65%, 0.70%, 0.80%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[44]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[45]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.60%, 0.70%, 0.75%, 0.95% and 1.70% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[46]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[47]	"Other Expenses" include interest expense of 0.59%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[48]	"Other Expenses" include interest expense of 0.29%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%, 0.65% and 0.95% for Institutional Class, I-2 and Class A shares, respectively.
[49]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.51%, 0.61%, 0.66%, 0.91% and 1.21% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[50]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79%, 0.89%, 0.94%,1.14% and 1.89% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[51]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[52]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[53]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[54]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
[55]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.70%, 0.80%, 1.00% and 1.75% for Institutional Class, I-2, Class A and Class C shares, respectively.
[56]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[57]	"Other Expenses" include interest expense of 0.07%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.89% and 1.29% for Institutional Class and Class A shares, respectively.
[58]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[59]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[60]	"Other Expenses" include interest expense of 0.21%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 1.15%, 1.25%, 1.55% and 2.30% for Institutional Class, I-2, Class A and Class C shares, respectively.
[61]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79%, 0.89%, 0.94%, 1.04%, 1.19% and 1.94% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[62]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[63]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.82%, 0.92%, 1.17% and 1.42% for Institutional Class, I-2, Class A and Class R shares, respectively.
[64]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[65]	"Other Expenses" include interest expense of 0.09%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.84%, 0.94%, 1.19%, 1.94% and 1.44% for Institutional Class, I-2, Class A, Class C and Class R shares, respectively.
[66]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[67]	"Other Expenses" include interest expense of 0.09%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 1.19%, 1.29%, 1.59% and 2.34% for Institutional Class, I-2, Class A and Class C shares respectively.
[68]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[69]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 1.04% and 1.79% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[70]	"Other Expenses" include interest expense of 0.06%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.40% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[71]	"Other Expenses" include interest expense of 0.38%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 1.04% and 1.79% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[72]	"Other Expenses" include interest expense of 0.25%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.75%, 0.85%, 0.90%, 1.15% and 1.90% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[73]	"Other Expenses" include interest expense of 0.42%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.59%, 0.69% and 0.99% for Institutional Class, I-2 and Class A shares, respectively.
[74]	"Other Expenses" include interest expense of 0.45%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 1.04% and 1.79% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[75]	"Other Expenses" include interest expense of 0.06%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.69%, 0.79%, 0.84%, 0.94%, 1.09% and 1.84% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[76]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.83%, 0.93%, 0.98%, 1.20% and 1.95% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[77]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[78]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[79]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[80]	"Other Expenses" include interest expense of 0.12%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.90% for Institutional Class shares.
[81]	"Other Expenses" include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.85%, 0.95% and 1.25% for Institutional Class, I-2 and Class A shares, respectively.
[82]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.44%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.95% for Institutional Class.
[83]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[84]	PIMCO has contractually agreed, through July 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[85]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[86]	"Other Expenses" include interest expense of 0.80%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.90%, 1.00%, 1.05%, 1.30% and 2.05% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[87]	"Other Expenses" include interest expense of 0.21%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.65% and 1.05% for Institutional Class and Class A shares, respectively.
[88]	"Other Expenses" include interest expense of 0.12%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%, 0.80% and 0.95% for Institutional Class, Administrative Class and Class A shares, respectively.
[89]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%, 0.65%, 0.80%, 0.90% and 1.65% for Institutional Class, I-2, Administrative Class, Class A and Class C shares, respectively.
[90]	"Other Expenses" include interest expense of 0.13%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[91]	"Other Expenses" include interest expense of 0.10%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[92]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[93]	PIMCO has contractually agreed through July 31, 2021, to reduce its advisory fee by 0.11% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.
[94]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[95]	PIMCO has contractually agreed through July 31, 2021, to reduce its advisory fee by 0.03% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.
[96]	PIMCO has contractually agreed through July 31, 2021, to reduce its advisory fee by 0.11% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.
[97]	PIMCO has contractually agreed through July 31, 2021, to reduce its advisory fee by 0.03% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.
[98]	"Other Expenses" include interest expense of 0.09%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.40%, 1.50%, 1.55%, and 1.80% for Institutional Class, I-2, I-3 and Class A shares, respectively.
[99]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[100]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VIII, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[101]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[102]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[103]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[104]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.19% and 1.94% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[105]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[106]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[107]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[108]	"Other Expenses" include interest expense of 0.59%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.19%, 1.94% and 1.44% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[109]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[110]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[111]	"Other Expenses" include interest expense of 0.17%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.69%, 0.79%, 0.94% and 1.14% for Institutional Class, I-2, Administrative Class and Class A shares, respectively.
[112]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[113]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[114]	PIMCO has contractually agreed, through July 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[115]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[116]	Expense information in the table has been restated to reflect current Management Fees.
[117]	"Other Expenses" include interest expense of 0.57%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60% and 0.75% for Institutional Class, I-2 and Administrative Class shares, respectively.
[118]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[119]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.45%, 0.55%, 0.60%, 0.70%, 0.85%, 1.35% and 1.10% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[120]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[121]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[122]	"Other Expenses" include interest expense of 1.36%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.14% and 1.89% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[123]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[124]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.
[125]	The Lipper Average's since inception return is determined from the nearest month-end following the Fund's inception date and not from the actual inception date of the Fund.
[126]	To maintain certain net yields for the Fund, Pacific Investment Management Company LLC ("PIMCO") or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements" in the Fund's prospectus for additional information.
[127]	"Other Expenses" include interest expense of 0.41%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%, 0.56%, 0.61%, 0.71%, 0.75%, 1.10% and 1.05% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[128]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[129]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[130]	"Other Expenses" include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50% and 0.75% for Institutional Class and Administrative Class shares, respectively.
[131]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60% and 0.65% for Institutional Class, I-2 and I-3 shares, respectively.
[132]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[133]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.34%, 0.44%, 0.49%, 0.34%, 0.59% and 0.69% for Institutional Class, I-2, I-3, Class M, Administrative Class and Class A shares, respectively.
[134]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[135]	"Other Expenses" include interest expense of 0.10%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.45%, 0.55%, 0.60%, 0.70%, 0.70%, 1.00% and 0.95% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[136]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[137]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses are 0.44%, 0.54%, 0.79% and 1.54% for Institutional Class, I-2, Class A and Class C shares, respectively.
[138]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[139]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.55%, 0.65%, 0.70%, 0.85% and 1.60% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[140]	PIMCO has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[141]	"Other Expenses" include interest expense of 0.07%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.44%, 0.54%, 0.59%, 0.75% and 1.25% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[142]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[143]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.445%, 0.545%, 0.595%, 0.775% and 1.525% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[144]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2021, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.